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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison Asset Management, LLC
Corporate Counsel and Chief Compliance Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Madison Funds®
Quarterly Portfolio Holdings Report
July 31, 2014

MADISON CONSERVATIVE ALLOCATION FUND
MADISON MODERATE ALLOCATION FUND
MADISON AGGRESSIVE ALLOCATION FUND

MADISON CASH RESERVES FUND

MADISON TAX-FREE VIRGINIA FUND
MADISON TAX-FREE NATIONAL FUND

MADISON GOVERNMENT BOND FUND
MADISON HIGH QUALITY BOND FUND
MADISON CORE BOND FUND
MADISON CORPORATE BOND FUND
MADISON HIGH INCOME FUND

MADISON DIVERSIFIED INCOME FUND
MADISON COVERED CALL & EQUITY INCOME FUND
MADISON DIVIDEND INCOME FUND
MADISON LARGE CAP VALUE FUND
MADISON INVESTORS FUND
MADISON LARGE CAP GROWTH FUND
MADISON MID CAP FUND
MADISON SMALL CAP FUND
MADISON NORTHROAD INTERNATIONAL FUND
MADISON INTERNATIONAL STOCK FUND

Madison Funds | July 31, 2014

Conservative Allocation Fund Portfolio of Investments (unaudited)

1

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.7%
Bond Funds - 58.7%
Franklin Floating Rate Daily Access Fund Advisor Class	562,225	$5,155,604
iShares 7-10 Year Treasury Bond ETF	42,904	4,425,977
Madison Core Bond Fund Class Y (A)	1,276,406	12,968,284
Madison Corporate Bond Fund Class Y (A)	446,801	5,115,867
Madison High Quality Bond Fund Class Y (A)	217,292	2,394,556
Metropolitan West Total Return Bond Fund Class I	1,203,230	13,006,918

		43,067,206
Foreign Bond Funds - 5.8%
Templeton Global Bond Fund Advisor Class	320,573	4,254,003

Foreign Stock Funds - 5.7%
Madison International Stock Fund Class Y (A)	39,920	542,114
Madison NorthRoad International Fund Class Y (A)	118,765	1,446,556
Vanguard FTSE All-World ex-U.S. ETF	41,796	2,153,330

		4,142,000
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund	742,241	742,241

Stock Funds - 28.5%
iShares Russell Mid-Cap ETF	29,961	4,700,881
Madison Investors Fund Class Y (A)	75,799	1,835,858
Madison Large Cap Growth Fund Class Y (A)	162,719	3,670,941
Madison Large Cap Value Fund Class Y (A)	360,711	6,781,373
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	161,174	2,417,617
Vanguard Value ETF	18,897	1,511,382

		20,918,052

TOTAL INVESTMENTS - 99.7% ( Cost $68,848,207 )		73,123,502
NET OTHER ASSETS AND LIABILITIES - 0.3%		231,471

TOTAL NET ASSETS - 100.0%		$73,354,973

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Moderate Allocation Fund Portfolio of Investments (unaudited)

1

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.5%
Bond Funds - 35.8%
Franklin Floating Rate Daily Access Fund Advisor Class	662,233	$6,072,677
iShares 7-10 Year Treasury Bond ETF	66,623	6,872,829
Madison Core Bond Fund Class Y (A)	1,646,752	16,730,999
Madison High Quality Bond Fund Class Y (A)	277,170	3,054,411
Metropolitan West Total Return Bond Fund Class I	1,807,574	19,539,874
Vanguard Intermediate-Term Corporate Bond ETF	17,641	1,519,243

		53,790,033
Foreign Bond Funds - 2.3%
Templeton Global Bond Fund Advisor Class	256,752	3,407,094

Foreign Stock Funds - 9.9%
Madison International Stock Fund Class Y (A)	110,977	1,507,068
Madison NorthRoad International Fund Class Y (A)	424,942	5,175,793
Vanguard FTSE All-World ex-U.S. ETF	159,656	8,225,477

		14,908,338
Money Market Funds - 2.3%
State Street Institutional U.S. Government Money Market Fund	3,481,188	3,481,188

Stock Funds - 50.2%
iShares Core S&P Mid-Cap ETF	71,714	9,807,607
Madison Investors Fund Class Y (A)	360,521	8,731,822
Madison Large Cap Growth Fund Class Y (A)	650,757	14,681,078
Madison Large Cap Value Fund Class Y (A)	1,029,053	19,346,204
Madison Mid Cap Fund Class Y (A)	236,276	2,254,073
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	798,447	11,976,706
Vanguard Information Technology ETF
Vanguard Value ETF	93,807	7,502,684

		75,442,650

TOTAL INVESTMENTS - 100.5% ( Cost $135,076,499 )
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(815,273)

TOTAL NET ASSETS - 100.0%

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Aggressive Allocation Fund Portfolio of Investments (unaudited)

1

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.1%
Bond Funds - 16.9%
iShares 7-10 Year Treasury Bond ETF	13,387	$1,381,003
Madison Core Bond Fund Class Y (A)	299,274	3,040,628
Metropolitan West Total Return Bond Fund Class I	451,444	4,880,105
PowerShares Senior Loan Portfolio	37,060	912,047

		10,213,783
Foreign Stock Funds - 14.3%
Madison International Stock Fund Class Y (A)	87,112	1,182,985
Madison NorthRoad International Fund Class Y (A)	170,134	2,072,234
Vanguard FTSE All-World ex-U.S. ETF	104,741	5,396,256

		8,651,475
Money Market Funds - 1.6%
State Street Institutional U.S. Government Money Market Fund	960,441	960,441

Stock Funds - 67.3%
iShares Core S&P Mid-Cap ETF	36,165	4,945,926
Madison Investors Fund Class Y (A)	202,192	4,897,081
Madison Large Cap Growth Fund Class Y (A)	336,383	7,588,795
Madison Large Cap Value Fund Class Y (A)	480,729	9,037,699
Madison Mid Cap Fund Class Y (A)	192,055	1,832,204
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	449,681	6,745,216
Vanguard Information Technology ETF	13,152	1,279,558
Vanguard Value ETF	54,308	4,343,554

		40,670,033

TOTAL INVESTMENTS - 100.1% ( Cost $51,365,597 )		60,495,732
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(65,717)

TOTAL NET ASSETS - 100.0%		$60,430,015

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison Cash Reserves Fund Portfolio of Investments (unaudited)
1

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 94.7%
Fannie Mae - 32.0%
0.071%, 8/22/14 (A)	$1,247,000	$1,246,949
0.875%, 8/28/14	1,817,000	1,818,082
0.081%, 9/4/14 (A)	100,000	99,992
1.500%, 9/8/14	389,000	389,552
3.000%, 9/16/14	1,365,000	1,369,947
0.086%, 10/2/14 (A)	700,000	699,897
0.625%, 10/30/14	1,300,000	1,301,672

		6,926,091
Federal Farm Credit Bank - 1.9%
3.000%, 9/22/14	400,000	401,651
Federal Home Loan Bank - 26.1%
0.078%, 8/1/14 (A)	700,000	700,000
0.064%, 8/6/14 (A)	1,270,000	1,269,989
0.061%, 8/13/14 (A)	1,000,000	999,980
0.086%, 8/18/14 (A)	800,000	799,968
1.375%, 9/12/14	380,000	380,564
0.101%, 9/26/14 (A)	500,000	499,922
0.096%, 10/8/14 (A)	1,000,000	999,820

		5,650,243
Freddie Mac - 24.3%
0.051%, 8/1/14 (A)	509,000	509,000
1.000%, 8/20/14	300,000	300,145
0.101%, 9/8/14 (A)	100,000	99,989
0.061%, 9/10/14 (A)	500,000	499,967
0.081%, 9/11/14 (A)	300,000	299,973
0.500%, 9/19/14	750,000	750,405
0.079%, 9/26/14 (A)	813,000	812,902
0.086%, 10/20/14 (A)	400,000	399,925
0.103%, 10/23/14 (A)	670,000	669,843
0.096%, 11/5/14 (A)	400,000	399,899
0.091%, 11/12/14 (A)	500,000	499,871

		5,241,919
U.S. Treasury Notes - 10.4%
4.250%, 8/15/14	1,250,000	1,252,033
0.250%, 9/30/14	1,000,000	1,000,385

		2,252,418

	Total U.S. Government and Agency Obligations ( Cost $20,472,322 )	20,472,322
	Shares
INVESTMENT COMPANIES - 4.4%
State Street Institutional U.S. Government Money Market Fund	942,363	942,363

	Total Investment Companies ( Cost $942,363 )	942,363

TOTAL INVESTMENTS - 99.1% ( Cost $21,414,685 )		21,414,685
NET OTHER ASSETS AND LIABILITIES - 0.9%		190,268

TOTAL NET ASSETS - 100.0%		$21,604,953

(A)	Rate noted represents annualized yield at time of purchase.
See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)
1

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.5%
Airport - 0.6%
Capital Region Airport Commission, (Prerefunded 7/1/15 @ $100) (AGM), 5%, 7/1/20	$125,000	$130,531

Development - 5.5%
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	526,800
Prince William County Industrial Development Authority, 5.25%, 2/1/18	675,000	752,922

		1,279,722
Education - 13.1%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	217,446
University of Virginia, 5%, 6/1/40	255,000	281,227
Virginia College Building Authority, (ST APPROP), 5%, 2/1/23	500,000	603,565
Virginia College Building Authority, (ST APPROP), 5%, 9/1/26	140,000	157,807
Virginia College Building Authority, (ST APPROP), 5%, 2/1/29	375,000	421,181
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	442,192
Virginia Public School Authority, 5%, 12/1/18	100,000	115,637
Virginia Public School Authority, (ST APPROP), 5%, 8/1/27	350,000	393,785
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 8/1/33	450,000	415,822

		3,048,662
Facilities - 9.0%
Newport News Economic Development Authority, (Prerefunded 7/1/16 @ $100), 5%, 7/1/25	745,000	810,731
Prince William County Park Authority, 4%, 4/15/24	320,000	336,339
Stafford County & Staunton Industrial Development Authority, (Prerefunded 8/1/15 @ $100) (NATL-RE), 4.5%, 8/1/25	185,000	192,931
Stafford County & Staunton Industrial Development Authority, (NATL-RE), 4.5%, 8/1/25	515,000	520,413
Virginia Public Building Authority, 5.25%, 8/1/23	200,000	226,856

		2,087,270
General - 5.3%
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	360,077
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC) *, 5.5%, 8/1/27	100,000	125,257
Territory of Guam, 5%, 1/1/26	150,000	165,384
Virgin Islands Public Finance Authority, (NATL-RE), 5%, 10/1/23	100,000	105,147
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	251,635
Virginia Resources Authority, (MORAL OBLG), 5%, 11/1/23	200,000	232,914

		1,240,414
General Obligation - 16.4%
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	408,696
City of Hampton VA, 5%, 1/15/21	250,000	285,285
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/24	250,000	296,905
City of Richmond VA, (ST AID WITHHLDG), 5%, 7/15/22	100,000	116,612
City of Roanoke VA, (ST AID WITHHLDG), 5%, 2/1/25	230,000	259,447
City of Virginia Beach VA, Series A, 4%, 8/1/22	545,000	619,932
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	616,200
Commonwealth of Virginia, 5%, 6/1/27	150,000	174,560
County of Arlington VA, (Prerefunded 1/15/17 @ $100), 5%, 1/15/25	175,000	194,470
County of Fairfax VA, (ST AID WITHHLDG), 4%, 10/1/22	250,000	285,025
County of Henrico VA, (Prerefunded 12/1/18 @ $100), 5%, 12/1/24	200,000	234,034
County of Henrico VA, 5%, 7/15/25	150,000	172,470
Town of Leesburg VA, 5%, 1/15/41	135,000	148,717

		3,812,353
Medical - 10.6%
Charlotte County Industrial Development Authority, 5%, 9/1/16	335,000	351,874
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	278,560
Harrisonburg Industrial Development Authority, (AMBAC) *, 5%, 8/15/46	180,000	183,787
Henrico County Economic Development Authority, (NATL-RE), 6%, 8/15/16	165,000	166,008
Norfolk Economic Development Authority, 5%, 11/1/36	480,000	532,934
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE), 6.125%, 7/1/17	385,000	414,345
Smyth County Industrial Development Authority, 5%, 7/1/15	200,000	207,044
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	320,943

		2,455,495
Multifamily Housing - 9.0%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	765,281
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	319,443
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	750,000	754,020
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	256,590

		2,095,334
Power - 4.0%
Chesterfield County Economic Development Authority, 5%, 5/1/23	565,000	625,071
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	301,107

		926,178
Transportation - 5.2%
Puerto Rico Highways & Transportation Authority, (ASSURED GTY), 5.25%, 7/1/34	100,000	91,456
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	60,000	70,831
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	140,000	158,500
Virginia Commonwealth Transportation Board, Series A, 5%, 9/15/24	225,000	264,614
Virginia Commonwealth Transportation Board, 5%, 3/15/25	535,000	630,909

		1,216,310
Utilities - 5.7%
City of Richmond VA, (AGM), 4.5%, 1/15/33	940,000	982,930
City of Richmond VA, Series A, 5%, 1/15/38	300,000	337,551

		1,320,481
Water - 14.1%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	223,852
Hampton Roads Sanitation District, 5%, 11/1/20	200,000	236,022
Hampton Roads Sanitation District, 5%, 4/1/33	250,000	274,820
Henry County Public Service Authority, (AGM), 5.25%, 11/15/15	150,000	156,991
Prince William County Service Authority, 5%, 7/1/22	250,000	303,160
Upper Occoquan Sewage Authority, (NATL-RE), 5.15%, 7/1/20	1,000,000	1,133,040
Virginia Resources Authority, (ST AID WITHHLDG), 5%, 10/1/23	500,000	585,145
Virginia Resources Authority, (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	177,181
Virginia Resources Authority, 5%, 11/1/31	160,000	174,282

		3,264,493

TOTAL INVESTMENTS - 98.5% ( Cost $22,170,527 )		22,877,243
NET OTHER ASSETS AND LIABILITIES - 1.5%		341,175

TOTAL NET ASSETS - 100.0%		$23,218,418
*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison Tax-Free National Fund Portfolio of Investments (unaudited)
1

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.1%
Alabama - 2.4%
Alabama Incentives Financing Authority, 5%, 9/1/29	$300,000	$326,262
Tuscaloosa Public Educational Building Authority, (ASSURED GTY), 6.375%, 7/1/28	295,000	335,978

		662,240
Arkansas - 0.7%
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	175,000	201,569

Colorado - 1.6%
El Paso County Facilities Corp., Certificate Participation, 5%, 12/1/27	400,000	460,664

Delaware - 1.5%
State of Delaware, General Obligation, Series A, 5%, 8/1/25	345,000	419,316

Florida - 16.2%
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	667,704
County of Miami-Dade FL, Series B, 5%, 3/1/25	525,000	602,553
Highlands County Health Facilities Authority, 5%, 11/15/20	455,000	481,044
Hillsborough County Industrial Development Authority, 5%, 10/1/34	450,000	478,161
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	539,645
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	634,620
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	353,151
Peace River/Manasota Regional Water Supply Authority, (AGM), 5%, 10/1/23	750,000	787,043

		4,543,921
Georgia - 4.0%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	384,786
City of Columbus GA Water & Sewerage Revenue, Series A, 5%, 5/1/31	430,000	497,424
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	103,738
Private Colleges & Universities Authority, 5%, 9/1/38	130,000	139,430

		1,125,378
Illinois - 0.9%
Regional Transportation Authority, (AMBAC GO of AUTH) *, 7.2%, 11/1/20	215,000	253,848

Indiana - 4.8%
Indiana Finance Authority, 5%, 2/1/21	400,000	468,440
Indiana Finance Authority, 4.5%, 10/1/22	345,000	372,583
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY), 5.5%, 1/1/38	475,000	511,850

		1,352,873
Iowa - 2.8%
City of Bettendorf IA, General Obligation, 5%, 6/1/28	475,000	542,550
City of Bettendorf IA, General Obligation, 5%, 6/1/30	210,000	238,274

		780,824
Kansas - 2.4%
Kansas Development Finance Authority, Series F, 4%, 6/1/27	650,000	682,032

Maryland - 3.4%
Maryland State Transportation Authority, (Escrowed To Maturity), 6.8%, 7/1/16	30,000	32,561
Maryland State Transportation Authority, Series A, 5%, 7/1/18	200,000	230,400
Montgomery County Revenue Authority, 5%, 5/1/31	600,000	688,068

		951,029
Massachusetts - 1.7%
Town of Belmont MA, General Obligation Ltd., 3%, 4/15/28	480,000	477,850

Michigan - 3.4%
Detroit City School District, General Obligation, (FGIC Q-SBLF), 6%, 5/1/20	400,000	472,756
Redford Unified School District No. 1, General Obligation, (AMBAC Q-SBLF) *, 5%, 5/1/22	410,000	483,595

		956,351
Missouri - 4.7%
County of St Louis MO, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	603,665
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	489,892
St Louis Industrial Development Authority, 6.65%, 5/1/16	200,000	217,644

		1,311,201
New Jersey - 3.2%
New Jersey State Turnpike Authority, (Escrowed To Maturity) (NATL-RE IBC), 6.5%, 1/1/16	295,000	305,121

New Jersey State Turnpike Authority, (BHAC-CR FSA), 5.25%, 1/1/28	250,000	303,065
New Jersey State Turnpike Authority, Series A, (BHAC-CR FSA), 5.25%, 1/1/29	250,000	303,600

		911,786
New Mexico - 1.7%
Farmington Municipal School District No. 5, General Obligation, Series A, (ST AID WITHHLDG), 3%, 9/1/23	450,000	472,064

New York - 3.0%
New York State Dormitory Authority, (BHAC-CR AMBAC) *, 5.5%, 7/1/31	250,000	310,205
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	545,431

		855,636
North Carolina - 5.2%
North Carolina Medical Care Commission, (HUD SECT 8), 5.5%, 10/1/24	500,000	508,140
State of North Carolina, 4.5%, 5/1/27	200,000	221,634
State of North Carolina, General Obligation, Series D, 4%, 6/1/21	100,000	114,477
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	500,000	605,920

		1,450,171
Ohio - 2.1%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	587,005

Pennsylvania - 1.2%
Lehigh County General Purpose Authority, (NATL-RE GO of HOSP), 7%, 7/1/16	335,000	349,124

South Carolina - 6.0%
City of Bennettsville SC Combined Utility System Revenue, (BAM), 3.5%, 2/1/24	465,000	496,983
County of Richland SC, General Obligation, Series A, (ST AID WITHHLDG), 4%, 3/1/27	495,000	543,693
South Carolina State Ports Authority, 5%, 7/1/19	130,000	149,908
York County School District No. 1, General Obligation, (SCSDE), 5%, 3/1/27	440,000	499,871

		1,690,455
Tennessee - 0.4%
Jackson Energy Authority, 4.75%, 6/1/25	100,000	112,786

Texas - 12.9%
Amarillo Independent School District, General Obligation, (PSF-GTD), 5%, 2/1/21	375,000	448,181

Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	321,351
City of San Antonio TX, Water System Revenue, 5.125%, 5/15/29	500,000	567,700
City of Sugar Land TX, General Obligation Ltd., 5%, 2/15/28	350,000	389,767
County of Harris TX, General Obligation Ltd., (Prerefunded 10/1/18 @ $100), 5.75%, 10/1/24	250,000	298,665
Liberty Hill Independent School District, General Obligation, (PSF-GTD), 5%, 8/1/26	410,000	471,488
Mueller Local Government Corp, 5%, 9/1/25	500,000	540,375
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	219,090
State of Texas, General Obligation, 5%, 8/1/27	330,000	382,048

		3,638,665
Virginia - 8.2%
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	265,000	282,175
Henry County Public Service Authority, (AGM), 5.25%, 11/15/15	150,000	156,991
Montgomery County Economic Development Authority, Series A, 5%, 6/1/26	685,000	799,142
Newport News Economic Development Authority, Series A, (MUN GOVT GTD), 5%, 7/1/25	500,000	583,685
Virginia Commonwealth Transportation Board, 5%, 3/15/23	200,000	237,194
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	256,590

		2,315,777
Washington - 2.9%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	239,007
University of Washington, 5%, 7/1/32	500,000	567,640

		806,647
Wisconsin - 0.8%
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	214,124

TOTAL INVESTMENTS - 98.1% ( Cost $26,472,208 )		27,583,336
NET OTHER ASSETS AND LIABILITIES - 1.9%		545,086

TOTAL NET ASSETS - 100.0%		$28,128,422

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.

ASSURED GTY	Assured Guaranty.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance.
GO of AUTH	General Obligation of the Authority.
GO of HOSP	General Obligation of the Hospital District.
HUD SECT 8	HUD Insured Multifamily Housing.
IBC	Insured Bond Certificate.
MUN GOVT GTD	General Obligation Guarantee of the Municipality.
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
SCSDE	South Carolina School District-Enhanced (State of SC's Intercept program).
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison Government Bond Fund Portfolio of Investments (unaudited)

1

	Par Value	Value (Note 1)
MORTGAGE BACKED SECURITIES - 9.1%
Fannie Mae - 1.9%
5.5%, 2/1/18 Pool # 555345	$5,099	$5,407
5%, 6/1/18 Pool # 555545	11,923	12,587
6.5%, 5/1/32 Pool # 636758	3,236	3,682
6.5%, 6/1/32 Pool # 254346	4,700	5,415
6%, 8/1/32 Pool # 254405	6,752	7,639
4.5%, 12/1/35 Pool # 745147	32,886	35,449
5.5%, 1/1/38 Pool # 953589	7,318	8,102

		78,281
Freddie Mac - 6.1%
5.5%, 8/1/17 Pool # E90778	3,729	3,954
4.5%, 11/1/23 Pool # G13342	10,085	10,873
3%, 12/1/26 Pool # J17506	69,428	71,491
3%, 1/1/27 Pool # G18420	48,662	50,109
6.5%, 6/1/32 Pool # C01364	4,735	5,476
4%, 10/1/40 Pool # A94362	96,219	101,444

		243,347
Ginnie Mae - 1.1%
7%, 9/20/27 Pool # E2483	3,523	4,101
6%, 2/15/38 Pool # 676516	6,867	7,718
4%, 4/15/39 Pool # 698089	28,869	30,624

		42,443

Total Mortgage Backed Securities ( Cost $349,928 )		364,071
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 89.1%
Fannie Mae - 35.3%
2.375%, 7/28/15	200,000	204,289
1.625%, 10/26/15	200,000	203,375
0.500%, 3/30/16	250,000	250,023
2.375%, 4/11/16	250,000	258,055
1.250%, 1/30/17	500,000	504,452

		1,420,194
Federal Home Loan Bank - 7.0%
3.375%, 6/12/20	265,000	282,155

Freddie Mac - 24.6%
2.875%, 2/9/15	125,000	126,803
2.500%, 5/27/16	350,000	362,638
1.000%, 3/8/17	100,000	100,154
1.250%, 5/12/17	300,000	301,872
0.875%, 3/7/18	100,000	98,321

		989,788
U.S. Treasury Notes - 22.2%
0.250%, 2/15/15	85,000	85,083
1.250%, 10/31/15	100,000	101,297
3.125%, 10/31/16	100,000	105,500
0.750%, 6/30/17	200,000	198,562
0.750%, 12/31/17	100,000	98,313
3.750%, 11/15/18	150,000	163,711
1.125%, 5/31/19	50,000	48,578
2.000%, 2/15/23	15,000	14,497
2.500%, 5/15/24	75,000	74,637

		890,178

Total U.S. Government and Agency Obligations ( Cost $3,552,014 )		3,582,315
	Shares
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund	16,629	16,629

Total Short-Term Investments ( Cost $16,629 )		16,629

TOTAL INVESTMENTS - 98.6% ( Cost $3,918,571 )		3,963,015
NET OTHER ASSETS AND LIABILITIES - 1.4%		55,368

TOTAL NET ASSETS - 100.0%		$4,018,383

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

1

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 42.8%
Consumer Discretionary - 4.9%
Comcast Corp., 3.125%, 7/15/22	$2,000,000	$2,019,506
McDonald's Corp., MTN, 5.35%, 3/1/18	1,000,000	1,126,101
Target Corp., 2.9%, 1/15/22	2,000,000	1,993,866
Walt Disney Co./The, MTN, 1.1%, 12/1/17	750,000	743,101

		5,882,574
Consumer Staples - 3.6%
Coca-Cola Co./The, 4.875%, 3/15/19		1,692,093
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,113,464
Wal-Mart Stores Inc., 4.5%, 7/1/15	1,500,000	1,558,012

		4,363,569
Energy - 3.4%
BP Capital Markets PLC (A), 3.875%, 3/10/15	518,000	529,217
Chevron Corp., 2.427%, 6/24/20	2,000,000	2,014,632
ConocoPhillips, 4.6%, 1/15/15	1,500,000	1,527,808

		4,071,657
Financials - 11.1%
American Express Credit Corp., MTN, 1.75%, 6/12/15	750,000	758,724
Bank of New York Mellon Corp./The, MTN, 1.35%, 3/6/18	500,000	493,478
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	1,450,000	1,479,563
General Electric Capital Corp., MTN, 5.625%, 9/15/17		2,252,154
John Deere Capital Corp., MTN, 1.4%, 3/15/17	2,000,000	2,017,246
JPMorgan Chase & Co., 3.7%, 1/20/15		2,029,552
Simon Property Group L.P., 4.125%, 12/1/21	2,000,000	2,142,980
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,261,222

		13,434,919
Health Care - 3.6%
Baxter International Inc., 1.85%, 6/15/18	2,000,000	2,003,210
Merck Sharp & Dohme Corp., 4%, 6/30/15	750,000	775,016
Pfizer Inc., 5.35%, 3/15/15	1,500,000	1,544,578

		4,322,804
Industrials - 3.2%

Caterpillar Inc., 3.9%, 5/27/21	2,000,000	2,154,278
United Parcel Service Inc., 5.5%, 1/15/18		1,698,598

		3,852,876
Information Technology - 10.4%
Apple Inc., 2.4%, 5/3/23	2,000,000	1,888,132
Cisco Systems Inc., 5.5%, 2/22/16	2,000,000	2,151,076
EMC Corp., 2.65%, 6/1/20	750,000	747,714
Google Inc., 3.625%, 5/19/21		2,124,018
Intel Corp., 1.95%, 10/1/16	2,000,000	2,048,908
Microsoft Corp., 3%, 10/1/20	1,500,000	1,557,594
Texas Instruments Inc., 2.375%, 5/16/16	2,000,000	2,061,394

		12,578,836
Materials - 1.3%
EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,500,000	1,519,521

Telecommunication Service - 1.3%
AT&T Inc., 1.6%, 2/15/17	1,500,000	1,516,988

Total Corporate Notes and Bonds ( Cost $50,600,324 )		51,543,744
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 55.1%
Fannie Mae - 11.6%
4.625%, 10/15/14	4,500,000	4,541,949
1.375%, 11/15/16	4,500,000	4,562,402
1.250%, 1/30/17	4,750,000	4,792,294

		13,896,645
Freddie Mac - 8.9%
2.875%, 2/9/15		5,579,349
2.500%, 5/27/16	5,000,000	5,180,540

		10,759,889
U.S. Treasury Notes - 34.6%
4.250%, 8/15/14		5,007,810
0.125%, 4/30/15		5,501,501
2.500%, 4/30/15	6,000,000	6,107,814
0.875%, 1/31/17	5,000,000	5,008,985
3.000%, 2/28/17	5,000,000	5,278,125
1.250%, 1/31/19	5,500,000	5,405,037
3.125%, 5/15/19	2,000,000	2,129,532
3.625%, 2/15/20	2,000,000	2,184,376
2.625%, 11/15/20	2,500,000	2,580,272

2.500%, 8/15/23		2,500,000	2,504,103

			41,707,555

Total U.S. Government and Agency Obligations ( Cost $66,262,276 )			66,364,089
		Shares
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund		2,726,417	2,726,417

Total Short-Term Investments ( Cost $2,726,417 )			2,726,417

TOTAL INVESTMENTS - 100.2% ( Cost $119,589,017 )			120,634,250
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(199,503)

TOTAL NET ASSETS - 100.0%			$120,434,747

(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.4% of total net assets.

MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison Core Bond Fund Portfolio of Investments (unaudited)

1

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 3.7%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.345%, 9/21/30	$64,040	$64,737
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	750,000	747,688
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	750,000	747,748
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	775,000	775,140
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	275,000	274,774
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	1,125,000	1,125,198
Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.33%, 5/15/17	1,000,000	1,004,663
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/18	625,000	626,131
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	1,000,000	1,007,107
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	625,000	624,596
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B) (C), 0.82%, 4/16/18	500,000	499,186

Total Asset Backed Securities ( Cost $7,511,679 )		7,496,968
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4 (D), 5.405%, 12/11/40	1,490,068	1,549,193
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 (D), 5.673%, 5/12/39	600,000	638,236
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A (D), 5.23%, 9/15/42	1,222,290	1,263,789

Total Commercial Mortgage-Backed Securities ( Cost $3,478,644 )		3,451,218
CORPORATE NOTES AND BONDS - 31.0%
Consumer Discretionary - 4.6%
AARP, Inc. (B) (C), 7.5%, 5/1/31	750,000	1,024,178
Advance Auto Parts Inc., 4.5%, 12/1/23	550,000	577,322
AutoZone Inc., 1.3%, 1/13/17	1,400,000	1,400,574
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.5%, 3/1/16	750,000	780,633
DR Horton Inc., 5.25%, 2/15/15	215,000	219,021
DR Horton Inc., 3.75%, 3/1/19	475,000	465,500
ERAC USA Finance LLC (B) (C), 2.35%, 10/15/19	800,000	794,027
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	575,000	724,740
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	275,000	279,125
Hasbro Inc., 3.15%, 5/15/21	300,000	300,427
Intelsat Jackson Holding SA (E), 5.5%, 8/1/23	500,000	480,000
Nissan Motor Acceptance Corp. (B) (C), 2.65%, 9/26/18	500,000	510,516
QVC Inc., 3.125%, 4/1/19	800,000	808,579
Sirius XM Radio Inc. (B) (C), 6%, 7/15/24	525,000	527,625
Toll Brothers Finance Corp., 4%, 12/31/18	450,000	456,750

		9,349,017
Consumer Staples - 2.0%

CVS Caremark Corp., 5.75%, 6/1/17	750,000	840,750
Kraft Foods Group Inc., 3.5%, 6/6/22	1,000,000	1,019,502
Kroger Co./The, 2.3%, 1/15/19	950,000	954,461
Sysco Corp., 5.25%, 2/12/18	100,000	111,347
Walgreen Co., 5.25%, 1/15/19	1,000,000	1,122,972

		4,049,032
Energy - 3.6%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	750,000	772,500
BP Capital Markets PLC (E), 3.875%, 3/10/15	52,000	53,126
Denbury Resources Inc., 6.375%, 8/15/21	475,000	496,375
Denbury Resources Inc., 5.5%, 5/1/22	150,000	147,375
Energy Transfer Partners L.P., 4.15%, 10/1/20	750,000	787,022
Hess Corp., 7.875%, 10/1/29	240,000	329,051
Kinder Morgan Energy Partners L.P., 2.65%, 2/1/19	450,000	452,628
Plains Exploration & Production Co., 6.75%, 2/1/22	600,000	678,000
SandRidge Energy Inc., 7.5%, 3/15/21	400,000	416,000
Transocean Inc. (E), 6%, 3/15/18	850,000	950,012
Valero Energy Corp., 6.125%, 2/1/20	1,150,000	1,342,240
Williams Cos. Inc./The, 4.55%, 6/24/24	950,000	946,515

		7,370,844
Financials - 9.9%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (B) (C) (E), 3.75%, 5/15/19	450,000	443,250
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,375,000	1,412,313
Air Lease Corp., 3.875%, 4/1/21	450,000	453,938
Apollo Management Holdings L.P. (B) (C), 4%, 5/30/24	1,000,000	1,001,888
Bank of America Corp., 2.65%, 4/1/19	1,000,000	1,005,153
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	195,438
BB&T Corp., MTN, 2.25%, 2/1/19	400,000	401,986
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	100,000	102,039
BioMed Realty L.P., 2.625%, 5/1/19	1,200,000	1,198,559
Capital One Financial Corp., 2.45%, 4/24/19	400,000	400,405
Caterpillar Financial Services Corp., Series G, MTN, 2.45%, 9/6/18	800,000	819,069
General Electric Capital Corp., MTN, 3.1%, 1/9/23	1,100,000	1,090,627
Glencore Funding LLC (B) (C), 3.125%, 4/29/19	825,000	836,633
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	500,000	502,074
Health Care REIT Inc., 4.5%, 1/15/24	925,000	964,071
Hospitality Properties Trust, 4.65%, 3/15/24	900,000	919,850
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 3/15/19	315,000	316,575
Invesco Finance PLC (E), 4%, 1/30/24	450,000	469,653
KeyCorp, MTN, 5.1%, 3/24/21	250,000	281,273
Legg Mason Inc., 2.7%, 7/15/19	800,000	801,764
Lehman Brothers Holdings Inc. * (F), 5.75%, 1/3/17	520,000	52
Liberty Mutual Group Inc. (B) (C), 4.25%, 6/15/23	1,250,000	1,285,366
Marsh & McLennan Cos. Inc., MTN, 2.55%, 10/15/18	225,000	228,552
Metropolitan Life Global Funding I (B) (C), 2.3%, 4/10/19	700,000	702,262
Prudential Financial Inc., 3.5%, 5/15/24	1,700,000	1,690,738
Senior Housing Properties Trust, 3.25%, 5/1/19	800,000	808,117
UBS AG/Stamford CT (E), 5.75%, 4/25/18	122,000	138,767
Vornado Realty L.P., 2.5%, 6/30/19	900,000	898,266
WP Carey Inc., 4.6%, 4/1/24	800,000	824,256

		20,192,934
Health Care - 1.9%
AbbVie Inc., 2%, 11/6/18	1,100,000	1,090,367
Forest Laboratories Inc. (B) (C), 5%, 12/15/21	200,000	217,800
Genentech Inc., 5.25%, 7/15/35	325,000	376,087
HCA Inc., 5.875%, 3/15/22	300,000	319,500
Laboratory Corp. of America Holdings, 2.5%, 11/1/18	1,000,000	1,008,155
Thermo Fisher Scientific Inc., 2.4%, 2/1/19	450,000	451,496
Wyeth LLC, 6.5%, 2/1/34	230,000	301,490

		3,764,895
Industrials - 2.3%
ADT Corp./The, 4.125%, 4/15/19	475,000	469,063
B/E Aerospace Inc., 5.25%, 4/1/22	500,000	541,875
Boeing Co./The, 8.625%, 11/15/31	240,000	365,161
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	285,000	354,648
Crane Co., 2.75%, 12/15/18	450,000	457,852
Norfolk Southern Corp., 5.59%, 5/17/25	359,000	418,650
Norfolk Southern Corp., 7.05%, 5/1/37	390,000	528,433
Union Pacific Corp., 2.25%, 2/15/19	900,000	908,654
United Rentals North America Inc., 6.125%, 6/15/23	400,000	413,750
Waste Management Inc., 7.125%, 12/15/17	235,000	274,257

		4,732,343
Information Technology - 2.7%
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	500,000	518,953
EMC Corp., 2.65%, 6/1/20	750,000	747,714
First Data Corp. (B) (C), 7.375%, 6/15/19	550,000	577,500
Hewlett-Packard Co., 5.5%, 3/1/18	100,000	112,554
International Business Machines Corp., 1.875%, 8/1/22	1,500,000	1,376,269
Intuit Inc., 5.75%, 3/15/17	1,100,000	1,221,823
Thomson Reuters Corp. (E), 4.3%, 11/23/23	475,000	495,861
Xilinx Inc., 3%, 3/15/21	500,000	500,854

		5,551,528
Materials - 1.3%
Ball Corp., 4%, 11/15/23	100,000	92,250
Dow Chemical Co./The, 4.125%, 11/15/21	1,000,000	1,063,235
Rio Tinto Finance USA PLC (E), 2.25%, 12/14/18	850,000	859,651
Weyerhaeuser Co., 7.375%, 3/15/32	500,000	675,585

		2,690,721
Telecommunication Services - 1.3%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	525,000	758,962
Verizon Communications Inc., 3.45%, 3/15/21	1,500,000	1,530,673

Verizon Communications Inc., 5.15%, 9/15/23	313,000	346,390

		2,636,025
Utilities - 1.4%
AES Corp./VA, 5.5%, 3/15/24	200,000	196,000
Black Hills Corp., 4.25%, 11/30/23	950,000	1,007,289
Sierra Pacific Power Co., Series M, 6%, 5/15/16	650,000	709,553
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	947,002

		2,859,844

Total Corporate Notes and Bonds ( Cost $61,292,470 )		63,197,183
LONG TERM MUNICIPAL BONDS - 8.0%
Chicago IL O'Hare International Airport Revenue, Series A, (NATL-RE), 5%, 1/1/33	955,000	999,799
City of Los Angeles CA Wastewater System Revenue, Series A, (NATL-RE), 4.75%, 6/1/35	1,690,000	1,720,690
Jacksonville FL Sales Tax Revenue, Series A, 5%, 10/1/29	1,500,000	1,697,010
King County WA Sewer Revenue, (AGM), 5%, 1/1/36	1,200,000	1,285,584
Las Vegas Valley NV Water District, General Obligation, Series A, 5%, 2/1/34	800,000	866,704
New York City NY Water & Sewer System Revenue, Series A, 5%, 6/15/38	1,115,000	1,212,418
Oklahoma City OK Economic Development Trust, Tax Allocation, Series B, 5%, 3/1/32	1,500,000	1,676,520
San Antonio TX Electric & Gas Revenue, 5%, 2/1/32	1,575,000	1,710,781
Tulsa County OK Industrial Authority St. Francis Health System Revenue, 5%, 12/15/29	1,500,000	1,621,320
Tulsa OK Public Facilities Authority Revenue, Series B, (XLCA), 6.6%, 11/15/29	1,400,000	1,579,032
University of New Mexico, Series A, (AGM), 5%, 6/1/36	1,750,000	1,881,827

Total Long Term Municipal Bonds ( Cost $16,003,456 )		16,251,685
MORTGAGE BACKED SECURITIES - 18.4%
Fannie Mae - 10.8%
4%, 4/1/15 Pool # 255719	18,396	19,451
5.5%, 4/1/16 Pool # 745444	36,820	39,048
6%, 5/1/16 Pool # 582558	2,986	3,063
5.5%, 2/1/18 Pool # 673194	68,631	72,783
5%, 2/1/19 Pool # 725341	9,886	10,555
5%, 5/1/20 Pool # 813965	122,361	131,436
4.5%, 9/1/20 Pool # 835465	116,192	122,991
5.5%, 3/1/21 Pool # 837199	19,085	20,941
6%, 3/1/21 Pool # 745406	16,342	17,656
6%, 5/1/21 Pool # 253847	14,416	16,265
4.5%, 4/1/23 Pool # 974401	228,577	245,820
4.5%, 6/1/23 Pool # 984075	106,696	114,813
3%, 12/1/26 Pool # AB4086	914,747	945,313
3%, 3/1/27 Pool # AK6784	1,845,697	1,907,411
3%, 5/1/27 Pool # AL1715	1,313,024	1,356,931
7%, 12/1/29 Pool # 762813	16,782	18,479
7%, 11/1/31 Pool # 607515	15,313	17,713

6%, 12/25/31 REMIC Trust Series 2001-73, Class GZ	620,191	695,880
6.5%, 3/1/32 Pool # 631377	81,565	91,912
6.5%, 5/1/32 Pool # 636758	4,315	4,909
7%, 5/1/32 Pool # 644591	1,873	2,023
6.5%, 6/1/32 Pool # 545691	157,874	180,964
5.5%, 4/1/33 Pool # 690206	289,603	322,790
5%, 10/1/33 Pool # 254903	160,783	177,726
5.5%, 11/1/33 Pool # 555880	194,083	217,231
5%, 5/1/34 Pool # 775604	22,433	24,793
5%, 5/1/34 Pool # 780890	86,923	96,057
5%, 6/1/34 Pool # 255230	35,452	39,180
7%, 7/1/34 Pool # 792636	8,460	8,898
5.5%, 8/1/34 Pool # 793647	74,604	83,057
5%, 8/1/35 Pool # 829670	168,630	186,313
5%, 9/1/35 Pool # 820347	211,437	237,518
5%, 9/1/35 Pool # 835699	196,817	221,020
5%, 10/1/35 Pool # 797669	177,323	198,399
5.5%, 10/1/35 Pool # 836912	30,074	33,298
5%, 11/1/35 Pool # 844809	76,742	84,717
4.5%, 12/1/35 Pool # 745147	32,886	35,449
5%, 12/1/35 Pool # 850561	91,004	100,539
5%, 2/1/36 Pool # 745275	34,265	37,857
5%, 3/1/36 Pool # 745355	45,468	50,225
5.5%, 5/1/36 Pool # 745516	13,783	15,335
6%, 11/1/36 Pool # 902510	174,373	197,491
6%, 12/1/36 Pool # 256514	13,990	15,728
6%, 12/1/36 Pool # 902070	26,686	30,065
6%, 12/1/36 Pool # 903002	20,000	22,521
5.5%, 5/1/37 Pool # 928292	288,648	323,003
6%, 10/1/37 Pool # 947563	194,219	221,004
6.5%, 12/1/37 Pool # 889072	211,884	237,942
6%, 1/1/38 Pool # 965649	9,322	10,456
5%, 4/1/38 Pool # 889260	44,200	48,747
6.5%, 8/1/38 Pool # 987711	322,044	361,650
5.5%, 4/1/40 Pool # AD0926	1,271,581	1,410,311
4.5%, 8/1/40 Pool # AD8243	194,143	209,522
4%, 9/1/40 Pool # AE3039	1,534,670	1,618,402
4%, 1/1/41 Pool # AB2080	1,202,842	1,268,490
4%, 9/1/41 Pool # AJ1406	1,247,895	1,313,726
4%, 10/1/41 Pool # AJ4046	1,485,876	1,567,539
4%, 3/1/42 Pool # AL1998	2,320,781	2,448,379
3%, 9/1/42 Pool # AP6568	186,003	182,974
3.5%, 9/1/42 Pool # AB6228	645,637	658,477
3.5%, 12/1/42 Pool # AQ8892	194,918	198,794
3%, 2/1/43 Pool # AL3072	1,543,633	1,518,998

		22,070,978
Freddie Mac - 7.5%
5%, 5/1/18 Pool # E96322	54,173	57,151
5%, 2/1/21 Pool # G11911	18,286	19,805
4.5%, 4/1/23 Pool # J07302	36,907	39,573
4.5%, 11/1/23 Pool # G13342	20,170	21,745
3.5%, 6/1/26 Pool # Z50006	1,441,343	1,519,654
3%, 12/1/26 Pool # J17506	138,855	142,983
3%, 1/1/27 Pool # G18420	72,993	75,163
3%, 8/1/27 Pool # J19899	1,370,981	1,413,855

8%, 6/1/30 Pool # C01005	1,488	1,655
7%, 3/1/31 Pool # C48133	7,268	7,307
6.5%, 1/1/32 Pool # C62333	32,925	37,470
5%, 7/1/33 Pool # A11325	390,910	433,171
4.5%, 6/1/34 Pool # C01856	1,153,740	1,248,441
6%, 10/1/34 Pool # A28439	54,886	61,500
5%, 4/1/35 Pool # A32315	56,022	62,295
5%, 4/1/35 Pool # A32316	63,335	70,604
6.5%, 11/1/36 Pool # C02660	25,024	28,202
5.5%, 11/1/37 Pool # A68787	358,937	401,804
5%, 9/1/38 Pool # G04815	19,945	21,909
5.5%, 12/1/38 Pool # G05267	1,489,257	1,644,615
5%, 10/1/39 Pool # A89335	1,649,715	1,828,655
4%, 10/1/41 Pool # Q04092	1,859,458	1,958,533
4.5%, 3/1/42 Pool # G07491	1,524,110	1,639,313
3%, 9/1/42 Pool # C04233	1,004,484	984,898
3%, 2/1/43 Pool # Q15767	183,849	180,784
3%, 4/1/43 Pool # V80025	699,550	685,910
3%, 4/1/43 Pool # V80026	704,738	690,997

		15,277,992
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	1,907	1,928
6.5%, 2/20/29 Pool # 2714	19,021	22,074
6.5%, 4/20/31 Pool # 3068	9,216	10,546
4%, 4/15/39 Pool # 698089	108,260	114,839

		149,387

Total Mortgage Backed Securities ( Cost $36,755,565 )		37,498,357
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.5%
Fannie Mae - 0.9%
2.000%, 6/28/27 (A)	650,000	640,928
3.000%, 5/24/32 (A)	1,250,000	1,215,099

		1,856,027
Federal Farm Credit Bank - 0.3%
5.875%, 10/3/16	500,000	555,564

Federal Home Loan Bank - 0.5%
1.550%, 6/28/27 (A)	1,000,000	995,985

Freddie Mac - 0.2%

5.000%, 2/16/17	450,000	497,036

U.S. Treasury Bonds - 5.2%
6.625%, 2/15/27	2,000,000	2,825,000
5.375%, 2/15/31	1,250,000	1,639,649
4.500%, 5/15/38	4,750,000	5,791,290
3.750%, 8/15/41	250,000	272,656

		10,528,595
U.S. Treasury Notes - 24.4%
2.250%, 1/31/15	550,000	555,951
2.500%, 3/31/15	265,000	269,234
4.250%, 8/15/15	5,500,000	5,733,106
0.375%, 1/15/16	450,000	450,598
1.500%, 6/30/16	1,500,000	1,527,891
2.750%, 11/30/16	5,000,000	5,236,330
3.125%, 1/31/17	3,800,000	4,019,686
0.750%, 3/15/17	4,000,000	3,988,752
2.375%, 7/31/17	2,200,000	2,285,765
1.875%, 10/31/17	3,000,000	3,066,798
4.250%, 11/15/17	2,550,000	2,800,815
2.625%, 1/31/18	3,000,000	3,135,936
3.875%, 5/15/18	2,750,000	3,003,517
2.750%, 2/15/19	4,700,000	4,924,716
3.625%, 8/15/19	2,750,000	2,995,781
2.625%, 11/15/20	2,350,000	2,425,456
3.125%, 5/15/21	1,750,000	1,855,410
1.625%, 11/15/22	1,500,000	1,411,524

		49,687,266

Total U.S. Government and Agency Obligations ( Cost $60,830,344 )		64,120,473
	Shares
SHORT-TERM INVESTMENTS - 4.5%
State Street Institutional U.S. Government Money Market Fund	9,278,751	9,278,751

Total Short-Term Investments ( Cost $9,278,751 )		9,278,751

TOTAL INVESTMENTS - 98.8% ( Cost $195,150,909 )		201,294,635
NET OTHER ASSETS AND LIABILITIES - 1.2%		2,429,227

TOTAL NET ASSETS - 100.0%		$203,723,862

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of July 31, 2014.

(B)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 3).
(D)	Floating rate or variable rate note. Rate shown is as of July 31, 2014.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.9% of total net assets.
(F)	In default. Issuer is bankrupt.

AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note.
NATL-RE	National Public Finance Guarantee Corp.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
XLCA	XL Capital Assurance.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison Corporate Bond Fund Portfolio of Investments (unaudited)

1

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 90.6%
Consumer Discretionary - 10.4%
Advance Auto Parts Inc., 4.5%, 12/1/23	$50,000	$52,484
AutoZone Inc., 1.3%, 1/13/17	200,000	200,082
Comcast Corp., 6.45%, 3/15/37	300,000	383,859
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 5%, 3/1/21	300,000	332,408
Discovery Communications LLC, 3.25%, 4/1/23	100,000	97,007
DR Horton Inc., 3.75%, 3/1/19	50,000	49,000
ERAC USA Finance LLC (A) (B), 2.35%, 10/15/19	200,000	198,507
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	25,000	25,375
Hasbro Inc., 3.15%, 5/15/21	200,000	200,285
Intelsat Jackson Holding SA (C), 5.5%, 8/1/23	50,000	48,000
McDonald's Corp., MTN, 5.8%, 10/15/17	20,000	22,750
Nissan Motor Acceptance Corp. (A) (B), 2.65%, 9/26/18	50,000	51,052
QVC Inc., 3.125%, 4/1/19	200,000	202,145
Sirius XM Radio Inc. (A) (B), 6%, 7/15/24	125,000	125,625
Target Corp., 5.875%, 7/15/16	20,000	21,971
Target Corp., 5.375%, 5/1/17	300,000	334,468
Time Warner Inc., 6.25%, 3/29/41	250,000	296,049
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	50,750
Viacom Inc., 3.25%, 3/15/23	100,000	98,182

		2,789,999
Consumer Staples - 8.0%
Coca-Cola Co./The, 4.875%, 3/15/19	200,000	225,612
CVS Caremark Corp., 5.75%, 6/1/17	195,000	218,595
CVS Caremark Corp., 2.25%, 12/5/18	100,000	100,803
General Mills Inc., 5.65%, 2/15/19	200,000	229,798
Kellogg Co., 1.875%, 11/17/16	300,000	305,330
Kraft Foods Group Inc., 3.5%, 6/6/22	200,000	203,900
Kroger Co./The, 2.3%, 1/15/19	50,000	50,235
Sysco Corp., 0.55%, 6/12/15	200,000	200,455
Sysco Corp., 5.25%, 2/12/18	25,000	27,837
Wal-Mart Stores Inc., 3.25%, 10/25/20	320,000	334,183
Walgreen Co., 5.25%, 1/15/19	220,000	247,054

		2,143,802
Energy - 11.4%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	100,000	103,000
Calumet Specialty Products Partners L.P. / Calumet Finance Corp. (A) (B), 6.5%, 4/15/21	100,000	102,000
Chevron Corp., 3.191%, 6/24/23	200,000	201,884
ConocoPhillips, 4.6%, 1/15/15	320,000	325,932
Denbury Resources Inc., 6.375%, 8/15/21	50,000	52,250

Denbury Resources Inc., 5.5%, 5/1/22	100,000	98,250
Devon Energy Corp., 5.6%, 7/15/41	100,000	114,836
Energy Transfer Partners L.P., 4.15%, 10/1/20	300,000	314,809
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	193,651
Kinder Morgan Energy Partners L.P., 2.65%, 2/1/19	50,000	50,292
Marathon Oil Corp., 6%, 10/1/17	400,000	454,816
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	280,581
Plains Exploration & Production Co., 6.75%, 2/1/22	150,000	169,500
SandRidge Energy Inc., 7.5%, 3/15/21	25,000	26,000
Valero Energy Corp., 6.625%, 6/15/37	350,000	426,829
Williams Cos. Inc./The, 4.55%, 6/24/24	150,000	149,450

		3,064,080
Financials - 34.7%
Banks - 14.1%
Bank of America Corp., 2.6%, 1/15/19	100,000	100,516
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	195,438
Bank of New York Mellon Corp./The, MTN, 2.1%, 1/15/19	300,000	299,854
BB&T Corp., MTN, 2.25%, 2/1/19	300,000	301,489
Capital One Financial Corp., 2.45%, 4/24/19	300,000	300,304
Fifth Third Bancorp, 2.3%, 3/1/19	300,000	299,654
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	100,000	100,415
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	198,686
Huntington National Bank/The, 2.2%, 4/1/19	300,000	298,590
JPMorgan Chase & Co., 4.25%, 10/15/20	400,000	429,075
KeyCorp, MTN, 5.1%, 3/24/21	250,000	281,273
PNC Funding Corp., 3.3%, 3/8/22	100,000	101,732
US Bancorp, MTN, 2.2%, 11/15/16	400,000	411,187
Wells Fargo & Co., 5.625%, 12/11/17	410,000	463,550
Wells Fargo & Co., MTN, 4.6%, 4/1/21	15,000	16,584

		3,798,347
Diversified Financial Services - 7.2%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (A) (B) (C), 3.75%, 5/15/19	150,000	147,750
Affiliated Managers Group Inc., 4.25%, 2/15/24	300,000	308,141
Air Lease Corp., 3.875%, 4/1/21	50,000	50,437
American Express Co., 6.15%, 8/28/17	300,000	341,578
Apollo Management Holdings L.P. (A) (B), 4%, 5/30/24	250,000	250,472
General Electric Capital Corp., MTN, 6.75%, 3/15/32	425,000	561,309
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 3/15/19	25,000	25,125
Invesco Finance PLC (C), 4%, 1/30/24	50,000	52,184
Legg Mason Inc., 2.7%, 7/15/19	200,000	200,441

		1,937,437
Insurance - 4.7%
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	400,000	453,033
Liberty Mutual Group Inc. (A) (B), 4.25%, 6/15/23	100,000	102,829
Marsh & McLennan Cos. Inc., MTN, 2.55%, 10/15/18	50,000	50,789
Metropolitan Life Global Funding I (A) (B), 2.3%, 4/10/19	300,000	300,969
ProAssurance Corp., 5.3%, 11/15/23	50,000	54,161

Prudential Financial Inc., 3.5%, 5/15/24	300,000	298,366

		1,260,147
Iron/Steel - 0.5%
Glencore Funding LLC (A) (B), 3.125%, 4/29/19	125,000	126,763

Machinery-Constr&Mining - 0.8%
Caterpillar Financial Services Corp., Series G, MTN, 2.45%, 9/6/18	200,000	204,767

Machinery-Diversified - 1.1%
John Deere Capital Corp., MTN, 1.4%, 3/15/17	300,000	302,587

Real Estate - 6.3%
BioMed Realty L.P., 2.625%, 5/1/19	300,000	299,640
CBL & Associates L.P., 5.25%, 12/1/23	50,000	53,319
HCP Inc., 2.625%, 2/1/20	250,000	248,146
Health Care REIT Inc., 4.5%, 1/15/24	50,000	52,112
Hospitality Properties Trust, 4.65%, 3/15/24	100,000	102,206
Senior Housing Properties Trust, 3.25%, 5/1/19	200,000	202,029
Simon Property Group L.P., 4.125%, 12/1/21	400,000	428,596
Vornado Realty L.P., 2.5%, 6/30/19	100,000	99,807
WP Carey Inc., 4.6%, 4/1/24	200,000	206,064

		1,691,919

		9,321,967
Health Care - 5.4%
AbbVie Inc., 2%, 11/6/18	200,000	198,249
Baxter International Inc., 3.2%, 6/15/23	100,000	98,546
Catamaran Corp. (C), 4.75%, 3/15/21	100,000	99,750
Express Scripts Holding Co., 4.75%, 11/15/21	200,000	220,576
Forest Laboratories Inc. (A) (B), 5%, 12/15/21	50,000	54,450
HCA Inc., 5.875%, 3/15/22	25,000	26,625
Laboratory Corp. of America Holdings, 2.5%, 11/1/18	100,000	100,816
Merck & Co. Inc., 3.875%, 1/15/21	300,000	324,389
Stryker Corp., 1.3%, 4/1/18	100,000	98,302
Thermo Fisher Scientific Inc., 2.4%, 2/1/19	50,000	50,166
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	194,314

		1,466,183
Industrials - 4.2%
ADT Corp./The, 4.125%, 4/15/19	150,000	148,125

B/E Aerospace Inc., 5.25%, 4/1/22	50,000	54,188
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	200,086
Caterpillar Inc., 5.2%, 5/27/41	20,000	22,633
Crane Co., 2.75%, 12/15/18	50,000	50,872
CSX Corp., 6.15%, 5/1/37	20,000	24,890
Norfolk Southern Corp., 3.25%, 12/1/21	300,000	305,783
Northrop Grumman Corp., 1.75%, 6/1/18	100,000	99,205
Union Pacific Corp., 2.25%, 2/15/19	100,000	100,962
United Parcel Service Inc., 5.5%, 1/15/18	20,000	22,648
United Rentals North America Inc., 6.125%, 6/15/23	100,000	103,437

		1,132,829
Information Technology - 9.3%
Apple Inc., 1%, 5/3/18	100,000	97,768
Apple Inc., 2.4%, 5/3/23	200,000	188,813
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	50,000	51,895
Cisco Systems Inc., 5.5%, 2/22/16	225,000	241,996
eBay Inc., 1.35%, 7/15/17	200,000	200,235
EMC Corp., 2.65%, 6/1/20	150,000	149,543
First Data Corp. (A) (B), 7.375%, 6/15/19	100,000	105,000
Hewlett-Packard Co., 3.75%, 12/1/20	25,000	25,960
Intel Corp., 1.95%, 10/1/16	200,000	204,891
Intel Corp., 3.3%, 10/1/21	20,000	20,597
International Business Machines Corp., 1.95%, 7/22/16	400,000	409,512
Intuit Inc., 5.75%, 3/15/17	200,000	222,149
Oracle Corp., 5.75%, 4/15/18	420,000	479,569
Thomson Reuters Corp. (C), 4.3%, 11/23/23	50,000	52,196
Xilinx Inc., 3%, 3/15/21	50,000	50,085

		2,500,209
Materials - 3.1%
Ball Corp., 4%, 11/15/23	50,000	46,125
Dow Chemical Co./The, 4.125%, 11/15/21	400,000	425,294
EI du Pont de Nemours & Co., 3.25%, 1/15/15	300,000	303,904
Rio Tinto Finance USA PLC (C), 2.25%, 12/14/18	50,000	50,568

		825,891
Telecommunication Services - 2.3%
AT&T Inc., 1.6%, 2/15/17	100,000	101,133
AT&T Inc., 2.625%, 12/1/22	200,000	190,718
Verizon Communications Inc., 3.45%, 3/15/21	100,000	102,045
Verizon Communications Inc., 5.15%, 9/15/23	200,000	221,335

		615,231
Utilities - 1.8%
AES Corp./VA, 5.5%, 3/15/24	50,000	49,000
Black Hills Corp., 4.25%, 11/30/23	50,000	53,015
Dominion Resources Inc., 2.75%, 9/15/22	400,000	387,612

			489,627

Total Corporate Notes and Bonds ( Cost $23,833,324 )			24,349,818
LONG TERM MUNICIPAL BONDS - 6.7%
Chicago IL O'Hare International Airport Revenue, Series A, (NATL-RE), 5%, 1/1/33		200,000	209,382
Desert Community College District CA, General Obligation, Series B, (AGM), 5%, 8/1/32		200,000	218,176
King County WA Sewer Revenue, (AGM), 5%, 1/1/36		200,000	214,264
Las Vegas Valley NV Water District, General Obligation, Series A, 5%, 2/1/34		200,000	216,676
Oklahoma City OK Economic Development Trust, Tax Allocation, Series B, 5%, 3/1/32		200,000	223,536
San Antonio TX Electric & Gas Revenue, 5%, 2/1/32		200,000	217,242
South Dakota State Building Authority Revenue, (NATL-RE), 5%, 6/1/32		250,000	270,760
Tulsa County OK Industrial Authority St. Francis Health System Revenue, 5%, 12/15/29		200,000	216,176

Total Long Term Municipal Bonds ( Cost $1,781,819 )			1,786,212
		Shares
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund		539,108	539,108

Total Short-Term Investments ( Cost $539,108 )			539,108

TOTAL INVESTMENTS - 99.3% ( Cost $26,154,251 )			26,675,138
NET OTHER ASSETS AND LIABILITIES - 0.7%			201,207

TOTAL NET ASSETS - 100.0%			$26,876,345

(A)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Illiquid security (See Note 3).
(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.7% of total net assets.

AGM	Assured Guaranty Municipal Corp.

MTN	Medium Term Note.
NATL-RE	National Public Finance Guarantee Corp.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison High Income Fund Portfolio of Investments (unaudited)

1

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 94.8%
Consumer Discretionary - 29.0%
Auto Components - 2.4%
Allison Transmission Inc. (A), 7.125%, 5/15/19	$100,000	$106,000
Goodyear Tire & Rubber Co./The, 6.5%, 3/1/21	300,000	317,250
Lear Corp., 8.125%, 3/15/20	350,000	374,500

		797,750
Hotels, Restaurants & Leisure - 4.1%
Boyd Gaming Corp., 9.125%, 12/1/18	200,000	208,500
Felcor Lodging L.P., 6.75%, 6/1/19	550,000	574,750
Pinnacle Entertainment Inc., 8.75%, 5/15/20	200,000	213,500
Scientific Games International Inc., 6.25%, 9/1/20	350,000	332,500

		1,329,250
Household Products - 2.0%
ACCO Brands Corp., 6.75%, 4/30/20	250,000	260,000
Central Garden and Pet Co., 8.25%, 3/1/18	400,000	412,000

		672,000
Leisure Products - 1.0%
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	300,000	329,250

Media - 17.5%
AMC Networks Inc., 7.75%, 7/15/21	300,000	328,500
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	98,500
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. (A), 5.625%, 2/15/24	500,000	499,375
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	400,000	416,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 5.125%, 12/15/21	250,000	240,625
CSC Holdings LLC (A), 5.25%, 6/1/24	100,000	95,750
Cumulus Media Holdings Inc., 7.75%, 5/1/19	500,000	512,500
DISH DBS Corp., 6.75%, 6/1/21	250,000	275,000
Hughes Satellite Systems Corp., 7.625%, 6/15/21	150,000	169,500
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	450,000	471,555
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	100,000	107,500
Sinclair Television Group Inc., 6.375%, 11/1/21	400,000	420,000
Sirius XM Radio Inc. (A), 5.875%, 10/1/20	250,000	255,625
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	232,500
Univision Communications Inc. (A), 6.75%, 9/15/22	497,000	535,517
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	250,000	267,500

ViaSat Inc., 6.875%, 6/15/20	370,000	397,750
WMG Acquisition Corp. (A), 6.75%, 4/15/22	400,000	389,000

		5,712,697
Specialty Retail - 2.0%
Chinos Intermediate Holdings A Inc., PIK (A), 7.75%, 5/1/19	400,000	384,000
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	258,125

		642,125

		9,483,072
Consumer Staples - 1.5%
Dole Food Co. Inc. (A), 7.25%, 5/1/19	500,000	495,625

Energy - 15.1%
American Energy-Permian Basin LLC / AEPB Finance Corp. (A) (C), 6.741%, 8/1/19	400,000	386,000
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22	400,000	428,000
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	535,000
Chesapeake Energy Corp., 6.875%, 11/15/20	300,000	337,500
Exterran Partners L.P. / EXLP Finance Corp. (A), 6%, 10/1/22	250,000	248,750
Ferrellgas L.P. / Ferrellgas Finance Corp. (A), 6.75%, 1/15/22	400,000	417,000
Key Energy Services Inc., 6.75%, 3/1/21	300,000	306,000
Linn Energy LLC / Linn Energy Finance Corp., 6.5%, 5/15/19	100,000	102,188
Memorial Production Partners L.P. / Memorial Production Finance Corp. (A), 6.875%, 8/1/22	400,000	388,000
QEP Resources Inc., 5.375%, 10/1/22	250,000	254,375
QEP Resources Inc., 5.25%, 5/1/23	250,000	250,000
Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.875%, 3/1/22	250,000	261,250
Southern Star Central Corp. (A), 5.125%, 7/15/22	500,000	500,000
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21	227,000	243,457
Unit Corp., 6.625%, 5/15/21	250,000	262,500

		4,920,020
Financials - 4.3%
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21	350,000	376,250
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	400,000	388,000
Omega Healthcare Investors Inc., 5.875%, 3/15/24	250,000	260,625
Springleaf Finance Corp., MTN, 6.9%, 12/15/17	350,000	378,875

		1,403,750
Health Care - 13.2%
Acadia Healthcare Co. Inc. (A), 5.125%, 7/1/22	250,000	250,625
Air Medical Group Holdings Inc., 9.25%, 11/1/18	267,000	279,682
CHS/Community Health Systems Inc. (A), 6.875%, 2/1/22	250,000	255,625

DaVita HealthCare Partners Inc., 6.625%, 11/1/20	250,000	262,500
Endo Finance LLC & Endo Finco Inc. (A), 7%, 12/15/20	500,000	527,500
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	300,000	319,500
Grifols Worldwide Operations Ltd. (A) (B), 5.25%, 4/1/22	250,000	250,938
Hologic Inc., 6.25%, 8/1/20	300,000	312,750
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	277,500
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (B), 5.75%, 8/1/22	250,000	251,250
MPH Acquisition Holdings LLC (A), 6.625%, 4/1/22	400,000	410,000
Par Pharmaceutical Cos. Inc., 7.375%, 10/15/20	200,000	213,500
Tenet Healthcare Corp., 8%, 8/1/20	500,000	533,750
Universal Health Services Inc. (A), 4.75%, 8/1/22	150,000	149,250

		4,294,370
Industrials - 12.6%
Ashtead Capital Inc. (A), 6.5%, 7/15/22	250,000	265,625
Belden Inc. (A), 5.5%, 9/1/22	500,000	512,500
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	344,750
Brand Energy & Infrastructure Services Inc. (A) (D), 8.5%, 12/1/21	250,000	257,500
Clean Harbors Inc., 5.125%, 6/1/21	150,000	149,250
FTI Consulting Inc., 6%, 11/15/22	500,000	510,625
Gates Global LLC / Gates Global Co. (A), 6%, 7/15/22	350,000	341,250
Hertz Corp./The, 6.75%, 4/15/19	250,000	261,250
Iron Mountain Inc., 6%, 8/15/23	150,000	156,375
Iron Mountain Inc., 5.75%, 8/15/24	350,000	350,000
Nortek Inc., 8.5%, 4/15/21	250,000	271,250
Ply Gem Industries Inc. (A), 6.5%, 2/1/22	350,000	327,250
Spirit AeroSystems Inc. (A), 5.25%, 3/15/22	200,000	200,000
United Rentals North America Inc., 8.25%, 2/1/21	150,000	163,688

		4,111,313
Information Technology - 5.0%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	421,000
CommScope Holding Co. Inc., PIK (A), 6.625%, 6/1/20	250,000	263,750
NCR Corp., 6.375%, 12/15/23	250,000	265,000
SunGard Data Systems Inc., 7.375%, 11/15/18	246,000	256,916
Syniverse Holdings Inc., 9.125%, 1/15/19	400,000	420,000

		1,626,666
Materials - 4.7%
Greif Inc., 6.75%, 2/1/17	250,000	271,875
INEOS Group Holdings S.A. (A) (B), 5.875%, 2/15/19	200,000	202,000
Polymer Group Inc. (A), 6.875%, 6/1/19	125,000	125,938
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	450,000	443,250
Tronox Finance LLC, 6.375%, 8/15/20	500,000	505,000

		1,548,063
Telecommunication Services - 5.7%
CenturyLink Inc., 5.8%, 3/15/22	250,000	256,250
Level 3 Financing Inc., 8.125%, 7/1/19	200,000	213,000

SBA Telecommunications Inc., 5.75%, 7/15/20		300,000	311,250
T-Mobile USA Inc., 6.633%, 4/28/21		500,000	525,000
Windstream Corp., 7.875%, 11/1/17		400,000	457,000
Windstream Corp., 6.375%, 8/1/23		100,000	98,750

			1,861,250
Utilities - 3.7%
AES Corp./VA, 5.5%, 3/15/24		400,000	392,000
Calpine Corp., 5.375%, 1/15/23		400,000	392,000
NRG Energy Inc., 8.25%, 9/1/20		200,000	215,000
NRG Energy Inc. (A), 6.25%, 5/1/24		200,000	200,000

			1,199,000

Total Corporate Notes and Bonds ( Cost $30,178,205 )			30,943,129
		Shares
SHORT-TERM INVESTMENTS - 5.1%
State Street Institutional U.S. Government Money Market Fund		1,658,239	1,658,239

Total Short-Term Investments ( Cost $1,658,239 )			1,658,239

TOTAL INVESTMENTS - 99.9% ( Cost $31,836,444 )			32,601,368
NET OTHER ASSETS AND LIABILITIES - 0.1%			48,382

TOTAL NET ASSETS - 100.0%			$32,649,750

(A)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 5.9% of total net assets.
(C)	Floating rate or variable rate note. Rate shown is as of July 31, 2014.
(D)	Illiquid security (See Note 3).

MTN	Medium Term Note.
PIK	Payment in Kind. Pays interest in additional bonds rather than in cash.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison Diversified Income Fund Portfolio of Investments (unaudited)

1

	Shares	Value (Note 1)
COMMON STOCKS - 55.5%
Consumer Discretionary - 4.3%
McDonald's Corp.	28,500	$2,694,960
Omnicom Group Inc.	11,500	804,885
Time Warner Inc.	30,000	2,490,600

		5,990,445
Consumer Staples - 7.2%
Coca-Cola Co./The	26,000	1,021,540
Diageo PLC, ADR	11,000	1,322,420
Nestle S.A., ADR	27,700	2,053,955
PepsiCo Inc.	28,500	2,510,850
Procter & Gamble Co./The	32,300	2,497,436
Wal-Mart Stores Inc.	10,500	772,590

		10,178,791
Energy - 8.2%
Chevron Corp.	25,500	3,295,620
ConocoPhillips	18,500	1,526,250
Ensco PLC, Class A	16,000	810,400
Exxon Mobil Corp.	28,500	2,819,790
National Oilwell Varco Inc.	10,000	810,400
Occidental Petroleum Corp.	13,000	1,270,230
Schlumberger Ltd.	9,000	975,510

		11,508,200
Financials - 10.6%
Bank of New York Mellon Corp./The	30,200	1,179,008
BB&T Corp.	33,500	1,240,170
M&T Bank Corp.	9,200	1,117,800
MetLife Inc.	24,500	1,288,700
Northern Trust Corp.	16,000	1,070,240
PartnerRe Ltd.	14,000	1,461,040
Travelers Cos. Inc./The	34,000	3,045,040
US Bancorp	51,500	2,164,545
Wells Fargo & Co.	47,000	2,392,300

		14,958,843
Health Care - 9.0%
Amgen Inc.	7,500	955,425
Baxter International Inc.	18,500	1,381,765
Johnson & Johnson	27,500	2,752,475

Medtronic Inc.	33,600	2,074,464
Merck & Co. Inc.	35,000	1,985,900
Novartis AG, ADR	10,500	912,870
Pfizer Inc.	93,000	2,669,100

		12,731,999
Industrials - 5.5%
3M Co.	8,500	1,197,565
Boeing Co./The	10,700	1,289,136
Deere & Co.	9,000	765,990
United Parcel Service Inc., Class B	21,500	2,087,435
United Technologies Corp.	15,000	1,577,250
Waste Management Inc.	19,500	875,355

		7,792,731
Information Technology - 8.5%
Accenture PLC, Class A	21,500	1,704,520
Automatic Data Processing Inc.	16,500	1,341,615
Intel Corp.	33,500	1,135,315
Linear Technology Corp.	25,000	1,103,375
Microchip Technology Inc.	21,000	945,420
Microsoft Corp.	61,000	2,632,760
Oracle Corp.	23,000	928,970
QUALCOMM Inc.	30,000	2,211,000

		12,002,975
Materials - 0.6%
Praxair Inc.	6,500	832,910

Telecommunication Service - 1.6%
Verizon Communications Inc.	43,500	2,193,270

Total Common Stocks ( Cost $57,015,305 )		78,190,164
	Par Value
ASSET BACKED SECURITIES - 1.5%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.345%, 9/21/30	$98,971	100,048
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	225,000	224,306
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	175,000	174,475
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	225,000	225,041
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	100,000	99,918
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	325,000	325,057
Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.33%, 5/15/17	320,000	321,492
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/18	125,000	125,226
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	250,000	251,777
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	150,000	149,903

Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B) (C), 0.82%, 4/16/18	125,000	124,797

Total Asset Backed Securities ( Cost $2,126,308 )		2,122,040
COMMERCIAL MORTGAGE-BACKED SECURITY - 0.3%
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A (D), 5.23%, 9/15/42	343,769	355,441

Total Commercial Mortgage-Backed Securities ( Cost $357,751 )		355,441
CORPORATE NOTES AND BONDS - 15.7%
Consumer Discretionary - 2.4%
AARP, Inc. (B) (C), 7.5%, 5/1/31	750,000	1,024,178
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	524,838
DR Horton Inc., 5.25%, 2/15/15	130,000	132,431
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	325,000	409,636
First Data Corp. (B) (C), 7.375%, 6/15/19	200,000	210,000
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	125,000	126,875
Royal Caribbean Cruises Ltd. (E), 7.25%, 6/15/16	400,000	439,000
Time Warner Inc., 4.75%, 3/29/21	400,000	441,750

		3,308,708
Consumer Staples - 0.8%
CVS Caremark Corp., 5.75%, 6/1/17	400,000	448,400
Mondelez International Inc., 6.5%, 11/1/31	475,000	595,133

		1,043,533
Energy - 2.0%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	250,000	257,500
Denbury Resources Inc., 6.375%, 8/15/21	250,000	261,250
Energy Transfer Partners L.P., 4.15%, 10/1/20	200,000	209,872
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	510,409
Hess Corp., 7.875%, 10/1/29	150,000	205,657
Marathon Oil Corp., 6%, 10/1/17	300,000	341,112
Plains Exploration & Production Co., 6.75%, 2/1/22	250,000	282,500
Transocean Inc. (E), 7.5%, 4/15/31	400,000	479,643
Williams Cos. Inc./The, 4.55%, 6/24/24	250,000	249,083

		2,797,026
Financials - 2.1%
American Express Credit Corp., MTN, 2.375%, 3/24/17	90,000	92,773
Capital One Financial Corp., 2.45%, 4/24/19	200,000	200,203
Fifth Third Bancorp, 2.3%, 3/1/19	275,000	274,683
Glencore Funding LLC (B) (C), 3.125%, 4/29/19	265,000	268,736
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	500,000	502,074
HCP Inc., MTN, 6.7%, 1/30/18	335,000	388,665
Health Care REIT Inc., 4.5%, 1/15/24	200,000	208,448
Huntington National Bank/The, 2.2%, 4/1/19	400,000	398,121

Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 3/15/19	125,000	125,625
Lehman Brothers Holdings Inc. * (F), 5.75%, 1/3/17	410,000	41
Simon Property Group L.P., 5.875%, 3/1/17	390,000	432,784

		2,892,153
Health Care - 2.4%
AbbVie Inc., 2%, 11/6/18	300,000	297,373
Amgen Inc., 5.85%, 6/1/17	1,050,000	1,175,445
Baxter International Inc., 3.2%, 6/15/23	400,000	394,183
Eli Lilly & Co., 6.57%, 1/1/16	300,000	324,428
Genentech Inc., 5.25%, 7/15/35	195,000	225,652
HCA Inc., 5.875%, 3/15/22	150,000	159,750
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	220,000	270,394
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	388,627
Wyeth LLC, 6.5%, 2/1/34	150,000	196,624

		3,432,476
Industrials - 1.8%
B/E Aerospace Inc., 5.25%, 4/1/22	250,000	270,937
Boeing Co./The, 8.625%, 11/15/31	150,000	228,225
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	175,000	217,766
Caterpillar Inc., 3.9%, 5/27/21	450,000	484,713
Danaher Corp., 3.9%, 6/23/21	450,000	482,963
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	278,712
Norfolk Southern Corp., 7.05%, 5/1/37	260,000	352,289
Waste Management Inc., 7.125%, 12/15/17	150,000	175,058

		2,490,663
Information Technology - 1.5%
Apple Inc., 2.4%, 5/3/23	450,000	424,830
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	450,000	467,058
Cisco Systems Inc., 5.5%, 2/22/16	240,000	258,129
EMC Corp., 2.65%, 6/1/20	400,000	398,781
International Business Machines Corp., 1.875%, 8/1/22	400,000	367,005
Thomson Reuters Corp. (E), 4.3%, 11/23/23	225,000	234,881

		2,150,684
Materials - 0.3%
Ball Corp., 4%, 11/15/23	100,000	92,250
Rio Tinto Finance USA PLC (E), 2.25%, 12/14/18	150,000	151,703
Westvaco Corp., 8.2%, 1/15/30	175,000	229,112

		473,065
Telecommunication Services - 0.7%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	415,000	599,942
Verizon Communications Inc., 5.15%, 9/15/23	400,000	442,670

		1,042,612
Utilities - 1.7%
Interstate Power & Light Co., 6.25%, 7/15/39	175,000	227,149
Nevada Power Co., Series R, 6.75%, 7/1/37	400,000	548,959
Sierra Pacific Power Co., Series M, 6%, 5/15/16	126,000	137,544
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	500,000	549,660
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	947,002

		2,410,314

Total Corporate Notes and Bonds ( Cost $20,701,895 )		22,041,234
LONG TERM MUNICIPAL BONDS - 0.2%
Jacksonville FL Sales Tax Revenue, 5%, 10/1/29	300,000	339,402

Total Long Term Municipal Bonds ( Cost $309,309 )		339,402
MORTGAGE BACKED SECURITIES - 6.6%
Fannie Mae - 4.4%
4%, 4/1/15 Pool # 255719	6,611	6,990
5.5%, 4/1/16 Pool # 745444	23,482	24,903
6%, 5/1/16 Pool # 582558	4,479	4,595
5%, 12/1/17 Pool # 672243	71,206	75,150
5%, 5/1/20 Pool # 813965	100,113	107,539
4.5%, 9/1/20 Pool # 835465	116,192	122,991
6%, 5/1/21 Pool # 253847	20,183	22,771
3.5%, 8/1/26 Pool # AL0787	391,465	413,004
3%, 5/1/27 Pool # AL1715	426,733	441,003
7%, 12/1/29 Pool # 762813	10,680	11,759
7%, 11/1/31 Pool # 607515	15,313	17,713
3.5%, 12/1/31 Pool # MA0919	689,056	715,897
7%, 5/1/32 Pool # 644591	2,997	3,237
5.5%, 10/1/33 Pool # 254904	113,501	127,153
5%, 6/1/34 Pool # 255230	86,753	95,877
7%, 7/1/34 Pool # 792636	5,318	5,593
5.5%, 8/1/34 Pool # 793647	45,632	50,802
5.5%, 3/1/35 Pool # 810075	60,577	67,652
5%, 8/1/35 Pool # 829670	98,041	108,321
5%, 9/1/35 Pool # 820347	126,120	141,677
5%, 9/1/35 Pool # 835699	122,508	137,574
5%, 10/1/35 Pool # 797669	161,203	180,363
5%, 11/1/35 Pool # 844809	48,836	53,911
5%, 12/1/35 Pool # 850561	55,394	61,198
5.5%, 9/1/36 Pool # 831820	199,604	225,056
6%, 9/1/36 Pool # 831741	153,980	172,707
5.5%, 10/1/36 Pool # 896340	18,968	21,002
5.5%, 10/1/36 Pool # 901723	100,403	111,457
5.5%, 12/1/36 Pool # 903059	172,520	194,268

5.5%, 4/1/40 Pool # AD0926	396,408	439,656
3.5%, 8/1/42 Pool # AO8100	356,092	363,174
3%, 2/1/43 Pool # AB8486	462,460	454,410
3%, 2/1/43 Pool # AB8563	274,634	269,791
3%, 2/1/43 Pool # AL3072	471,262	463,741
3%, 3/1/43 Pool # AB8818	464,167	456,087

		6,169,022
Freddie Mac - 2.2%
3%, 8/1/27 Pool # J19899	407,589	420,335
8%, 6/1/30 Pool # C01005	2,753	3,062
6.5%, 1/1/32 Pool # C62333	49,387	56,205
5%, 7/1/33 Pool # A11325	279,221	309,408
6%, 10/1/34 Pool # A28439	32,257	36,145
5%, 4/1/35 Pool # A32315	36,975	41,115
5%, 4/1/35 Pool # A32316	35,850	39,964
4%, 10/1/41 Pool # Q04092	439,508	462,926
3%, 8/1/42 Pool # G08502	413,081	405,027
3%, 9/1/42 Pool # C04233	416,103	407,989
3%, 4/1/43 Pool # V80025	466,366	457,273
3%, 4/1/43 Pool # V80026	469,825	460,665

		3,100,114
Ginnie Mae - 0.0%
8%, 10/20/15 Pool # 2995	1,247	1,261
6.5%, 2/20/29 Pool # 2714	26,629	30,903
6.5%, 4/20/31 Pool # 3068	15,361	17,576

		49,740

Total Mortgage Backed Securities ( Cost $9,201,268 )		9,318,876
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.6%
Fannie Mae - 0.3%
2.000%, 6/28/27 (A)	400,000	394,417

Federal Home Loan Bank - 0.3%
1.550%, 6/28/27 (A)	400,000	398,394

U.S. Treasury Bonds - 1.2%
6.625%, 2/15/27	860,000	1,214,750
3.000%, 5/15/42	500,000	473,750

			1,688,500
U.S. Treasury Notes - 13.8%
4.250%, 8/15/14		1,575,000	1,577,460
0.500%, 10/15/14		2,500,000	2,502,345
4.250%, 11/15/14		2,000,000	2,024,062
2.500%, 3/31/15		1,190,000	1,209,013
2.500%, 4/30/15		1,500,000	1,526,953
4.250%, 8/15/15		500,000	521,192
3.125%, 1/31/17		1,750,000	1,851,171
2.375%, 7/31/17		700,000	727,289
4.250%, 11/15/17		2,100,000	2,306,554
3.125%, 5/15/19		1,000,000	1,064,766
3.375%, 11/15/19		500,000	539,531
2.625%, 11/15/20		1,250,000	1,290,136
1.750%, 5/15/22		1,600,000	1,531,875
2.500%, 8/15/23		750,000	751,231

			19,423,578

Total U.S. Government and Agency Obligations ( Cost $21,719,045 )			21,904,889
		Shares
SHORT-TERM INVESTMENTS - 4.3%
State Street Institutional U.S. Government Money Market Fund		6,106,534	6,106,534

Total Short-Term Investments ( Cost $6,106,534 )			6,106,534

TOTAL INVESTMENTS - 99.7% ( Cost $117,537,415 )			140,378,580
NET OTHER ASSETS AND LIABILITIES - 0.3%			477,980

TOTAL NET ASSETS - 100.0%			$140,856,560

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of July 31, 2014.
(B)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 3).
(D)	Floating rate or variable rate note. Rate shown is as of July 31, 2014.

(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.9% of total net assets.
(F)	In default. Issuer is bankrupt.

ADR	American Depositary Receipt.
MTN	Medium Term Note.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

1

	Shares	Value (Note 1)
COMMON STOCKS - 74.0%
Consumer Discretionary - 17.9%
Amazon.com Inc. * (A)	3,800	$1,189,362
CarMax Inc. * (A)	10,200	497,862
CBS Corp., Class B (A)	13,700	778,571
Discovery Communications Inc., Class C *	11,500	967,150
Home Depot Inc./The (A)	9,800	792,330
Lululemon Athletica Inc. * (A)	13,000	500,110
Priceline Group Inc./The * (A)	500	621,225
Ross Stores Inc. (A)	13,500	869,400
Starbucks Corp. (A)	5,000	388,400
TJX Cos. Inc./The (A)	18,000	959,220

		7,563,630
Consumer Staples (A) - 4.9%
Costco Wholesale Corp.	10,500	1,234,170
Whole Foods Market Inc.	22,500	859,950

		2,094,120
Energy - 5.7%
Apache Corp. (A)	4,000	410,640
Cameron International Corp. *	6,000	425,460
Occidental Petroleum Corp. (A)	10,500	1,025,955
Petroleo Brasileiro S.A., ADR (A)	35,000	557,900

		2,419,955
Financials - 5.7%
Morgan Stanley (A)	9,800	316,932
Progressive Corp/The	34,500	808,680
State Street Corp. (A)	12,500	880,500
T. Rowe Price Group Inc. (A)	5,200	403,832

		2,409,944
Health Care (A) - 5.1%
Baxter International Inc.	9,900	739,431
Cerner Corp. *	16,000	883,200
Gilead Sciences Inc. *	6,000	549,300

		2,171,931
Industrials (A) - 12.1%
C.H. Robinson Worldwide Inc.	10,000	674,600
Danaher Corp.	12,500	923,500
FedEx Corp.	3,000	440,640
Jacobs Engineering Group Inc. *	21,500	1,092,415
Rockwell Collins Inc.	9,000	659,430
Stericycle Inc. *	5,000	588,250
United Technologies Corp.	7,000	736,050

		5,114,885
Information Technology (A) - 19.2%
Accenture PLC, Class A	11,500	911,720
Altera Corp.	20,500	670,760
Apple Inc.	5,600	535,192
Broadcom Corp., Class A	20,000	765,200
eBay Inc. *	25,000	1,320,000
EMC Corp.	41,000	1,201,300
Linear Technology Corp.	17,500	772,362
Microsoft Corp.	19,400	837,304
Nuance Communications Inc. *	20,000	363,600
QUALCOMM Inc.	10,000	737,000

		8,114,438
Materials (A) - 2.2%
Mosaic Co./The	20,000	922,200

Telecommunication Service (A) - 1.2%
Verizon Communications Inc.	10,000	504,200

Total Common Stocks ( Cost $31,864,044 )		31,315,303
EXCHANGE TRADED FUNDS (A) - 5.8%
Powershares QQQ Trust Series 1	13,000	1,235,390
SPDR S&P 500 ETF Trust	6,400	1,235,776

Total Exchange Traded Funds ( Cost $2,491,662 )		2,471,166
	Contracts
PUT OPTIONS PURCHASED - 0.5%
S&P 500 Index, Put, Sep 2014, $1,950	43	222,310

Total Put Options Purchased ( Cost $178,493 )		222,310
	Par Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
U.S. Treasury Bill (B) (C) - 4.7%
0.026%, 8/21/14	$2,000,000	1,999,972

Total U.S. Government and Agency Obligations ( Cost $1,999,972 )	1,999,972
Shares
SHORT-TERM INVESTMENTS - 19.9%
State Street Institutional U.S. Government Money Market Fund	8,403,105	8,403,105

Total Short-Term Investments ( Cost $8,403,105 )	8,403,105

TOTAL INVESTMENTS - 104.9% ( Cost $44,937,276 )	44,411,856
NET OTHER ASSETS AND LIABILITIES - (2.5%)	(1,075,847)
TOTAL CALL & PUT OPTIONS WRITTEN - (2.4%)	(1,012,012)

TOTAL NET ASSETS - 100.0%	$42,323,997

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	Rate noted represents annualized yield at time of purchase.
(C)	All or a portion of these securities are segregated as collateral for put options written. As of July 31, 2014, the total amount segregated was $1,999,972.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

Call Options Written	Contracts (100 shares per contract)	Expiration	Strike Price	Value (Note 1)

Accenture PLC, Class A		August 2014	$80.00	$2,900
Accenture PLC, Class A	40	August 2014	82.50	500
Altera Corp.	105	August 2014	35.00	787
Altera Corp.	100	September 2014	35.00	2,500
Amazon.com Inc.	18	August 2014	325.00	4,950
Amazon.com Inc.	3	October 2014	335.00	2,362
Amazon.com Inc.	17	October 2014	350.00	7,693
Apache Corp.	40	October 2014	95.00	36,100
Apple Inc.	56	August 2014	93.57	15,988
Baxter International Inc.	99	August 2014	75.00	8,366
Broadcom Corp., Class A	200	August 2014	36.00	49,100
C.H. Robinson Worldwide Inc.	100	August 2014	60.00	78,500
CarMax Inc.		October 2014	50.00	9,625
CarMax Inc.	52	October 2014	52.50	5,460
CBS Corp., Class B	22	August 2014	60.00	1,155
CBS Corp., Class B	55	September 2014	60.00	6,875
CBS Corp., Class B	60	September 2014	62.50	4,350
Cerner Corp.	117	August 2014	55.00	14,625
Cerner Corp.	43	September 2014	55.00	9,030
Costco Wholesale Corp.	55	August 2014	117.00	9,103
Costco Wholesale Corp.	50	October 2014	115.00	23,750
Danaher Corp.	100	September 2014	75.00	15,500
Discovery Communications Inc.	80	September 2014	75.00	76,800
Discovery Communications Inc.	35	September 2014	80.00	18,200
eBay Inc.	125	September 2014	52.50	22,438
eBay Inc.	85	October 2014	52.50	21,420
eBay Inc.		October 2014	55.00	5,760
EMC Corp.	150	August 2014	26.00	51,000
EMC Corp.	150	August 2014	27.00	36,375
EMC Corp.	110	October 2014	27.00	30,745
FedEx Corp.	10	August 2014	150.00	1,040
FedEx Corp.	9	October 2014	150.00	3,420
Gilead Sciences Inc.	60	August 2014	82.50	55,350
Home Depot Inc./The	40	August 2014	80.00	6,400
Home Depot Inc./The	58	September 2014	82.50	7,105
Jacobs Engineering Group Inc.	115	August 2014	55.00	287
Jacobs Engineering Group Inc.	50	September 2014	55.00	1,500
Linear Technology Corp.	87	August 2014	47.00	652
Linear Technology Corp.		September 2014	47.00	2,640
Lululemon Athletica Inc.	43	September 2014	42.50	4,945
Microsoft Corp.	140	August 2014	41.00	33,180
Microsoft Corp.	54	September 2014	41.00	13,851
Morgan Stanley	98	August 2014	31.00	15,288
Mosaic Co./The	100	September 2014	50.00	1,600
Nuance Communications Inc.	100	August 2014	18.00	8,750
Nuance Communications Inc.	67	October 2014	19.00	5,863
Occidental Petroleum Corp.	70	August 2014	105.00	1,295
Occidental Petroleum Corp.	35	January 2015	105.00	7,158

Petroleo Brasileiro S.A.	175	September 2014	17.00	10,850
Powershares QQQ Trust Series 1		September 2014	93.63	9,225
Powershares QQQ Trust Series 1	60	September 2014	97.63	5,670
Powershares QQQ Trust Series 1	40	October 2014	97.00	6,760
Priceline Group Inc./The	5	October 2014	1,290.00	26,075
QUALCOMM Inc.	50	September 2014	80.00	1,075
QUALCOMM Inc.	50	October 2014	80.00	2,425
Rockwell Collins Inc.	60	October 2014	75.00	9,000
Rockwell Collins Inc.	30	October 2014	80.00	1,125
Ross Stores Inc.	55	August 2014	72.50	137
Ross Stores Inc.		September 2014	65.00	13,600
SPDR S&P 500 ETF Trust	22	September 2014	195.00	6,512
SPDR S&P 500 ETF Trust	20	October 2014	197.00	5,510
SPDR S&P 500 ETF Trust	22	October 2014	198.00	5,082
Starbucks Corp.	50	August 2014	75.00	14,300
State Street Corp.	125	August 2014	67.50	41,875
Stericycle Inc.		August 2014	115.00	19,000
T. Rowe Price Group Inc.	45	October 2014	80.00	6,863
TJX Cos. Inc./The	65	September 2014	55.00	5,200
TJX Cos. Inc./The	115	October 2014	55.00	13,225
United Technologies Corp.	35	August 2014	115.00	122
United Technologies Corp.		September 2014	105.00	8,663
Verizon Communications Inc.	100	August 2014	49.00	16,800
Whole Foods Market Inc.	65	August 2014	40.00	2,177
Whole Foods Market Inc.	160	September 2014	39.00	19,120

Total Call Options Written ( Premiums received $925,769 )				$992,672

Put Options Written

Cerner Corp.	70	September 2014	50.00	2,800
Priceline Group Inc./The		October 2014	1,175.00	16,540

Total Put Options Written ( Premiums received $34,165 )				$19,340

Total Value of Options Written ( Premiums received $959,934 )				$1,012,012

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison Dividend Income Fund Portfolio of Investments (unaudited)

1

	Shares	Value (Note 1)
COMMON STOCKS - 97.3%
Consumer Discretionary - 7.6%
McDonald's Corp.	7,700	$728,112
Omnicom Group Inc.	3,300	230,967
Time Warner Inc.	7,800	647,556

		1,606,635
Consumer Staples - 12.5%
Coca-Cola Co./The	6,400	251,456
Diageo PLC, ADR	2,800	336,616
Nestle S.A., ADR	7,100	526,465
PepsiCo Inc.	7,400	651,940
Procter & Gamble Co./The	8,500	657,220
Wal-Mart Stores Inc.	2,800	206,024

		2,629,721
Energy - 14.4%
Chevron Corp.	6,800	878,832
ConocoPhillips	4,800	396,000
Ensco PLC, Class A	4,100	207,665
Exxon Mobil Corp.	7,400	732,156
National Oilwell Varco Inc.	2,550	206,652
Occidental Petroleum Corp.	3,400	332,214
Schlumberger Ltd.	2,500	270,975

		3,024,494
Financials - 18.4%
Bank of New York Mellon Corp./The	7,100	277,184
BB&T Corp.	8,800	325,776
M&T Bank Corp.	2,500	303,750
MetLife Inc.	6,700	352,420
Northern Trust Corp.	4,000	267,560
PartnerRe Ltd.	3,700	386,132
Travelers Cos. Inc./The	8,600	770,216
US Bancorp	13,700	575,811
Wells Fargo & Co.	11,900	605,710

		3,864,559
Health Care - 15.9%
Amgen Inc.	2,200	280,258
Baxter International Inc.	5,000	373,450

Johnson & Johnson	7,200	720,648
Medtronic Inc.	9,100	561,834
Merck & Co. Inc.	9,000	510,660
Novartis AG, ADR	2,600	226,044
Pfizer Inc.	23,700	680,190

		3,353,084
Industrials - 9.9%
3M Co.	2,300	324,047
Boeing Co./The	2,850	343,368
Deere & Co.	2,700	229,797
United Parcel Service Inc., Class B	5,750	558,268
United Technologies Corp.	3,800	399,570
Waste Management Inc.	5,100	228,939

		2,083,989
Information Technology - 14.9%
Accenture PLC, Class A	5,700	451,896
Automatic Data Processing Inc.	4,200	341,502
Intel Corp.	8,450	286,370
Linear Technology Corp.	6,400	282,464
Microchip Technology Inc.	6,100	274,622
Microsoft Corp.	16,000	690,560
Oracle Corp.	6,500	262,535
QUALCOMM Inc.	7,300	538,010

		3,127,959
Materials - 1.1%
Praxair Inc.	1,800	230,652

Telecommunication Service - 2.6%
Verizon Communications Inc.	11,100	559,662

Total Common Stocks ( Cost $16,000,893 )		20,480,755
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government Money Market Fund	560,053	560,053

Total Short-Term Investments ( Cost $560,053 )		560,053

TOTAL INVESTMENTS - 100.0% ( Cost $16,560,946 )		21,040,808

NET OTHER ASSETS AND LIABILITIES - 0.0%		6,402

TOTAL NET ASSETS - 100.0%		$21,047,210

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

1

Madison Funds | July 31, 2014

Madison Large Cap Value Fund Portfolio of Investments (unaudited)

1

	Shares	Value (Note 1)
COMMON STOCKS - 96.4%
Consumer Discretionary - 8.1%
Dana Holding Corp.	157,000	$3,513,660
Gannett Co. Inc.	160,000	5,235,200
McDonald's Corp.	39,500	3,735,120
Time Warner Inc.	73,000	6,060,460

		18,544,440
Consumer Staples - 5.2%
CVS Caremark Corp.	80,500	6,146,980
Procter & Gamble Co./The	41,000	3,170,120
Wal-Mart Stores Inc.	36,000	2,648,880

		11,965,980
Energy - 18.7%
Apache Corp.	35,500	3,644,430
Baker Hughes Inc.	105,000	7,220,850
Cameron International Corp. *	108,000	7,658,280
Canadian Natural Resources Ltd.	131,000	5,711,600
Exxon Mobil Corp.	31,000	3,067,140
National Oilwell Varco Inc.	72,000	5,834,880
Occidental Petroleum Corp.	100,000	9,771,000

		42,908,180
Financials - 24.4%
American International Group Inc.	195,000	10,136,100
Bank of New York Mellon Corp./The	109,000	4,255,360
BB&T Corp.	19,500	721,890
Berkshire Hathaway Inc., Class B *	49,500	6,208,785
Brookfield Asset Management Inc., Class A	123,000	5,491,950
Citigroup Inc.	50,000	2,445,500
Markel Corp. *	9,800	6,194,678
MetLife Inc.	110,000	5,786,000
Travelers Cos. Inc./The	55,000	4,925,800
US Bancorp	90,000	3,782,700
Wells Fargo & Co.	123,500	6,286,150

		56,234,913
Health Care - 12.6%
Johnson & Johnson	47,000	4,704,230
Medtronic Inc.	76,500	4,723,110
Merck & Co. Inc.	100,000	5,674,000
Pfizer Inc.	243,000	6,974,100
UnitedHealth Group Inc.	84,000	6,808,200

		28,883,640
Industrials - 8.9%
Boeing Co./The	27,000	3,252,960
Danaher Corp.	54,000	3,989,520
Deere & Co.	23,000	1,957,530
FedEx Corp.	43,500	6,389,280
Rockwell Collins Inc.	65,000	4,762,550
United Technologies Corp.	2,000	210,300

		20,562,140
Information Technology - 10.1%
EMC Corp.	165,000	4,834,500
Microsoft Corp.	155,000	6,689,800
Oracle Corp.	119,000	4,806,410
QUALCOMM Inc.	31,000	2,284,700
Seagate Technology PLC	80,000	4,688,000

		23,303,410
Materials - 7.0%
Albemarle Corp.	65,000	3,987,100
BHP Billiton Ltd., ADR	73,000	5,189,570
Freeport-McMoRan Inc.	187,000	6,960,140

		16,136,810
Telecommunication Service - 1.4%
Verizon Communications Inc.	64,000	3,226,880

Total Common Stocks ( Cost $180,252,424 )		221,766,393
SHORT-TERM INVESTMENTS - 3.9%
State Street Institutional U.S. Government Money Market Fund	9,025,861	9,025,861

Total Short-Term Investments ( Cost $9,025,861 )		9,025,861

TOTAL INVESTMENTS - 100.3% ( Cost $189,278,285 )		230,792,254
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(650,586)

TOTAL NET ASSETS - 100.0%		$230,141,668

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison Investors Fund Portfolio of Investments (unaudited)

1

	Shares	Value (Note 1)
COMMON STOCKS - 94.2%
Consumer Discretionary - 17.5%
Advance Auto Parts Inc.	32,591	$3,947,096
CarMax Inc. *	107,785	5,260,986
Discovery Communications Inc., Class C *	74,490	6,264,609
McDonald's Corp.	71,190	6,731,726
Nordstrom Inc.
TJX Cos. Inc./The	126,515	6,741,984

		34,961,796
Consumer Staples - 8.6%
Costco Wholesale Corp.	31,710	3,727,194
Diageo PLC, ADF	56,705	6,817,075
Nestle S.A., ADR	90,815	6,733,932

		17,278,201
Energy - 3.6%
Apache Corp.	69,967	7,182,812

Financials - 24.4%
Berkshire Hathaway Inc., Class B *	56,276	7,058,699
Brookfield Asset Management Inc., Class A	144,455	6,449,916
Brown & Brown Inc.	130,314	4,011,065
M&T Bank Corp.	36,253	4,404,739
Markel Corp. *	13,426	8,486,709
Northern Trust Corp.	89,932	6,015,551
Progressive Corp/The	256,695	6,016,931
US Bancorp	149,544	6,285,334

		48,728,944
Health Care - 7.0%
Baxter International Inc.	77,635	5,798,558
Johnson & Johnson	35,343	3,537,481
Varian Medical Systems Inc. *	56,675	4,655,851

		13,991,890
Industrials - 16.1%
Copart Inc. *	177,405	5,921,779
Danaher Corp.	87,930	6,496,268
Jacobs Engineering Group Inc. *	163,315	8,298,035
PACCAR Inc.	100,265	6,243,502
Rockwell Collins Inc.	71,966	5,272,949

		32,232,533
Information Technology - 17.0%
Accenture PLC, Class A	103,510	8,206,273
eBay Inc. *	167,755	8,857,464
Microsoft Corp.	82,908	3,578,309
Oracle Corp.	184,120	7,436,607
QUALCOMM Inc.	51,479	3,794,003
Visa Inc., Class A	9,420	1,987,714

		33,860,370

Total Common Stocks ( Cost $159,359,485 )		188,236,546
SHORT-TERM INVESTMENTS - 7.5%
State Street Institutional U.S. Government Money Market Fund	14,983,156	14,983,156

Total Short-Term Investments ( Cost $14,983,156 )		14,983,156

TOTAL INVESTMENTS - 101.7% ( Cost $174,342,641 )		203,219,702
NET OTHER ASSETS AND LIABILITIES - (1.7%)

TOTAL NET ASSETS - 100.0%		$199,757,435

*

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison Large Cap Growth Fund Portfolio of Investments (unaudited)

1

	Shares	Value (Note 1)
COMMON STOCKS - 91.8%
Consumer Discretionary - 22.0%
Amazon.com Inc. *	7,606	$2,380,602
CBS Corp., Class B	56,360	3,202,939
DIRECTV *	26,350	2,267,418
Discovery Communications Inc., Class C *	30,492	2,564,377
Home Deport Inc.The	46,355	3,747,802
Liberty Global PLC, Series C *	50,270	2,010,297
McDonald's Corp.	33,900	3,205,584
Nordstrom Inc.	32,345	2,239,244
Omnicom Group Inc.	30,607	2,142,184
Priceline Group Inc./The *	3,205	3,982,052
Ross Stores Inc.	24,465	1,575,546
Starbucks Corp.	25,950	2,015,796
TJX Cos. Inc./The	57,465	3,062,310
Walt Disney Co./The	19,000	1,631,720

		36,027,871
Consumer Staples - 6.0%
Costco Wholesale Corp.	27,482	3,230,234
CVS Caremark Corp.	30,761	2,348,910
Nestle S.A., ADR	37,140	2,753,931
PepsiCo Inc.			16,445	1,448,805

		9,781,880
Energy - 5.6%
Apache Corp.	26,280	2,697,905
Occidental Petroleum Corp.	24,910	2,433,956
Schlumberger Ltd.	36,730	3,981,165

		9,113,026
Financials - 2.9%
Brookfield Asset Management Inc., Class A	45,428	2,028,360
T. Rowe Price Group Inc.	36,026	2,797,779

		4,826,139
Health Care - 13.3%
Amgen Inc.	26,555	3,382,841
Baxter International Inc.	33,550	2,505,849
Biogen Idec Inc. *	5,450	1,822,426
Celgene Corp. *	28,918	2,520,204
Cerner Corp. *	32,920	1,817,184
Gilead Sciences Inc. *	34,775	3,183,651
Johnson & Johnson	21,800	2,181,962

UnitedHealth Group Inc.	31,576	2,559,235
Varian Medical Systems Inc. *	21,325	1,751,849

		21,725,201
Industrials - 13.2%
3M Co.	13,315	1,875,950
Boeing Co./The	29,730	3,581,870
Danaher Corp.	38,950	2,877,626
FedEx Corp.	13,585	1,995,365
Rockwell Collins Inc.
Roper Industries Inc.	11,149	1,606,237
United Parcel Service Inc., Class B	27,313	2,651,819
United Technologies Corp.	20,935	2,201,315
W.W. Grainger Inc.	8,625	2,028,169

		21,686,505
Information Technology - 25.6%
Communications Equipment - 3.2%
QUALCOMM Inc.	71,022	5,234,321

Computers & Peripherals - 4.3%
Apple Inc.	73,000	6,976,610

Internet Software & Services - 5.5%
eBay Inc. *	60,078	3,172,118
Google Inc., Class C *	10,280	5,876,048

9,048,166
IT Services - 3.5%
Accenture PLC, Class A	46,982	3,724,733
Visa Inc., Class A	9,595	2,024,641

		5,749,374
Semiconductors & Semiconductor Equipment - 1.3%
Linear Technology Corp.		2,073,242

Software - 7.8%
Microsoft Corp.	165,885	7,159,597
Oracle Corp.	140,620	5,679,642

			12,839,239

			41,920,952
Materials - 1.6%
Monsanto Co.		22,756	2,573,476

Telecommunication Service - 1.6%
Verizon Communications Inc.		51,075	2,575,201

Total Common Stocks ( Cost $110,257,170 )			150,230,251
SHORT-TERM INVESTMENTS - 8.6%
State Street Institutional U.S. Government Money Market Fund		14,016,352	14,016,352

Total Short-Term Investments ( Cost $14,016,352 )			14,016,352

TOTAL INVESTMENTS - 100.4% ( Cost $124,273,522 )			164,246,603
NET OTHER ASSETS AND LIABILITIES - (0.4%)			(657,099)

TOTAL NET ASSETS - 100.0%			$163,589,504

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison Mid Cap Fund Portfolio of Investments (unaudited)

1

	Shares	Value (Note 1)
COMMON STOCKS - 90.6%
Consumer Discretionary - 22.7%
Advance Auto Parts Inc.	77,851	$9,428,535
CarMax Inc. *	166,360	8,120,031
Discovery Communications Inc., Class C *	119,371	10,039,101
Liberty Global PLC, Series C *	246,765	9,868,132
Omnicom Group Inc.	117,020	8,190,230
Ross Stores Inc.	210,962	13,585,953
Sally Beauty Holdings Inc. *	321,338	8,338,721

		67,570,703
Consumer Staples - 0.9%
Brown-Forman Corp., Class B	33,062	2,864,822

Energy - 4.4%
Cameron International Corp. *	88,480	6,274,117
World Fuel Services Corp.	160,934	6,912,115

		13,186,232
Financials - 22.9%
Arch Capital Group Ltd. *	110,442	5,903,125
Brookfield Asset Management Inc., Class A	276,825	12,360,236
Brown & Brown Inc.	388,511	11,958,369
Glacier Bancorp Inc.	223,898	5,928,819
M&T Bank Corp.	59,312	7,206,408
Markel Corp. *	26,139	16,522,723
WR Berkley Corp.	186,716	8,329,401

		68,209,081
Health Care - 13.8%
DaVita HealthCare Partners Inc. *	128,172	9,028,436
DENTSPLY International Inc.	198,278	9,204,065
Laboratory Corp. of America Holdings *	83,031	8,609,484
Perrigo Co. PLC	55,191	8,303,486
Techne Corp.	63,417	5,918,074

		41,063,545
Industrials - 18.1%
Copart Inc. *	312,458	10,429,848

	Expeditors International of Washington Inc.	178,840	7,722,311
	Fastenal Co.	143,805	6,377,752
	Jacobs Engineering Group Inc. *	158,537	8,055,265
	TransDigm Group Inc.	44,724	7,510,054
	Wabtec Corp.	63,905	5,155,856
	Wesco Aircraft Holdings Inc. *	453,259	8,589,258

			53,840,344
	Information Technology - 4.3%
	Amphenol Corp., Class A	63,833	6,138,819
	CDW Corp.	215,739	6,664,178

			12,802,997
	Materials - 3.5%
	Crown Holdings Inc. *	225,638	10,503,449

Total Common Stocks ( Cost $194,709,147 )			270,041,173
	SHORT-TERM INVESTMENTS - 10.2%
	State Street Institutional U.S. Government Money Market Fund	30,338,734	30,338,734

Total Short-Term Investments ( Cost $30,338,734 )			30,338,734

TOTAL INVESTMENTS - 100.8% ( Cost $225,047,881 )			300,379,907
NET OTHER ASSETS AND LIABILITIES - (0.8%)			(2,338,304)

TOTAL NET ASSETS - 100.0%			$298,041,603

*	Non-income producing.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2014

Madison Small Cap Fund Portfolio of Investments (unaudited)

1

	Shares	Value (Note 1)
COMMON STOCKS - 96.5%
Consumer Discretionary - 11.1%
Ascena Retail Group Inc. *	61,220	$983,193
Cato Corp./The, Class A	41,239	1,272,636
Fred's Inc., Class A	53,010	839,148
Helen of Troy Ltd. *	26,140	1,401,888
Matthews International Corp., Class A	23,100	1,004,619
Stage Stores Inc.	40,270	725,666

		6,227,150
Consumer Staples - 3.3%
Casey's General Stores Inc.	11,600	767,572
Cranswick PLC (A)	26,529	564,417
Post Holdings Inc. *	11,310	508,045

		1,840,034
Energy - 6.4%
Diamondback Energy Inc. *	12,300	1,011,429
Dorian LPG Ltd. *	12,500	250,875
Era Group Inc. *	22,380	599,784
Scorpio Tankers Inc.	112,600	1,057,314
SEACOR Holdings Inc. *	8,670	658,573

		3,577,975
Financials - 20.4%
AMERISAFE Inc.	12,390	453,474
Campus Crest Communities Inc., REIT	39,300	314,400
DiamondRock Hospitality Co., REIT	47,084	577,250
Education Realty Trust Inc., REIT	55,800	589,248
First Busey Corp.	40,978	227,428
First Midwest Bancorp Inc.	57,930	938,466
First Niagara Financial Group Inc.	58,410	502,326
Flushing Financial Corp.	29,660	551,083
Hancock Holding Co.	18,770	608,899
International Bancshares Corp.	44,030	1,116,160
MB Financial Inc.	24,950	672,153
Northwest Bancshares Inc.	65,970	818,028
Platinum Underwriters Holdings Ltd.	9,520	557,872
Primerica Inc.	22,680	1,045,094
Solar Capital Ltd.	26,040	512,988
Summit Hotel Properties Inc., REIT	53,140	545,748
Webster Financial Corp.	38,700	1,109,529
Westamerica Bancorporation	4,790	229,058

		11,369,204
Health Care - 12.7%
Allscripts Healthcare Solutions Inc. *	38,090	606,393
Amsurg Corp. *	13,240	632,342
Charles River Laboratories International Inc. *	22,380	1,213,220
Corvel Corp. *	7,500	302,100
Haemonetics Corp. *	18,370	653,421
ICON PLC *	16,600	859,880
ICU Medical Inc. *	17,820	1,038,015
Integra LifeSciences Holdings Corp. *	3,700	175,454
MedAssets Inc. *	23,400	497,016
Phibro Animal Health Corp., Class A *	19,200	364,032
STERIS Corp.	14,680	746,918

		7,088,791
Industrials - 19.5%
ACCO Brands Corp. *	97,660	646,509
Albany International Corp., Class A	28,880	1,035,059
Atlas Air Worldwide Holdings Inc. *	6,100	208,742
Cubic Corp.	22,620	992,113
ESCO Technologies Inc.	21,450	719,648
FTI Consulting Inc. *	16,000	591,360
G&K Services Inc., Class A	21,450	1,031,530
GATX Corp.	19,100	1,184,200
Luxfer Holdings PLC, ADR	21,700	412,517
Mueller Industries Inc.	48,320	1,344,746
SP Plus Corp. *	38,890	762,244
Steelcase Inc., Class A	28,800	434,880
United Stationers Inc.	28,460	1,097,987
UTi Worldwide Inc.	45,600	431,376

		10,892,911
Information Technology - 11.9%
Belden Inc.	27,252	1,850,411
Coherent Inc. *	8,860	521,943
Diebold Inc.	24,660	929,189
Forrester Research Inc.	22,470	869,139
MAXIMUS Inc.	10,290	425,594
Micrel Inc.	41,005	428,912
MTS Systems Corp.	5,590	368,940
ScanSource Inc. *	20,290	726,585
Verint Systems Inc. *	6,480	304,171
Zebra Technologies Corp., Class A *	2,940	235,406

		6,660,290
Materials - 7.3%
Deltic Timber Corp.	12,250	748,475
Greif Inc., Class A	11,780	591,120

Innospec Inc.		16,050	645,371
Koppers Holdings Inc.		17,840	642,775
Sensient Technologies Corp.		14,740	773,850
Zep Inc.		42,230	658,366

			4,059,957
Utilities - 3.9%
Laclede Group Inc./The		12,290	577,384
New Jersey Resources Corp.		7,890	403,021
UNS Energy Corp.		11,600	700,872
WGL Holdings Inc.		12,550	489,199

			2,170,476

Total Common Stocks ( Cost $46,324,939 )			53,886,788
SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government Money Market Fund		1,799,210	1,799,210

Total Short-Term Investments ( Cost $1,799,210 )			1,799,210

TOTAL INVESTMENTS - 99.7% ( Cost $48,124,149 )			55,685,998
NET OTHER ASSETS AND LIABILITIES - 0.3%			171,954

TOTAL NET ASSETS - 100.0%			$55,857,952

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Notes 1& 2).

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

1

Madison Funds | July 31, 2014

Madison NorthRoad International Fund Portfolio of Investments (unaudited)

1

	Shares	Value (Note 1)
COMMON STOCKS - 96.6%
Australia - 2.5%
BHP Billiton Ltd., ADR	18,033	$1,281,966

Brazil - 3.5%
Estacio Participacoes S.A.	66,620	826,602
Petroleo Brasileiro S.A., ADR	59,999	956,384

		1,782,986
France - 15.0%
AXA S.A., ADR	42,097	967,810
LVMH Moet Hennessy Louis Vuitton S.A. (A)	6,475	1,110,924
Sanofi, ADR	25,995	1,358,759
Schneider Electric SE, ADR	89,035	1,502,020
Technip S.A. (A)	13,430	1,235,021
Total S.A., ADR	21,976	1,417,452

		7,591,986
Germany - 4.8%
Allianz SE, ADR	59,349	989,645
SAP SE, ADR	18,092	1,420,041

		2,409,686
Ireland - 1.6%
CRH PLC, ADR	34,246	804,439

Israel - 2.0%
Teva Pharmaceutical Industries Ltd., ADR	19,129	1,023,401

Japan - 10.9%
Canon Inc., ADR	31,585	1,035,672
Makita Corp. (A)	18,500	1,089,544
Mitsubishi UFJ Financial Group Inc., ADR	199,136	1,174,902
Secom Co. Ltd., ADR	72,765	1,106,756
Seven & I Holdings Co. Ltd. (A)	26,430	1,103,034

		5,509,908
Netherlands - 5.2%
Akzo Nobel N.V., ADR	41,676	1,004,808
Royal Dutch Shell PLC, ADR	19,742	1,615,488

		2,620,296
Singapore - 2.2%
DBS Group Holdings Ltd. (A)	76,950	1,122,254

South Korea - 2.4%
Samsung Electronics Co. Ltd. (A)	946	1,232,594

Sweden - 2.1%
Telefonaktiebolaget LM Ericsson, ADR	84,361	1,048,607

Switzerland - 18.2%
ABB Ltd., ADR *	44,180	1,016,140
Credit Suisse Group AG, ADR *	34,988	948,175
Givaudan S.A., ADR	31,631	1,034,017
Nestle S.A., ADR	19,272	1,429,019
Novartis AG, ADR	23,116	2,009,705
Roche Holding AG, ADR	38,115	1,384,527
Syngenta AG, ADR	19,686	1,396,525

		9,218,108
United Kingdom - 26.2%
Berendsen PLC (A)	60,880	1,071,322
Compass Group PLC, ADR	64,616	1,055,825
Diageo PLC, ADR	15,593	1,874,591
GlaxoSmithKline PLC, ADR	26,886	1,300,476
HSBC Holdings PLC, ADR	19,243	1,027,384
Imperial Tobacco Group PLC, ADR	14,617	1,269,486
Reed Elsevier PLC, ADR	19,500	1,257,555
Standard Chartered PLC (A)	46,943	973,893
Tesco PLC, ADR	82,391	1,069,847
Unilever PLC, ADR	23,402	1,011,668
WPP PLC, ADR	13,803	1,373,261

		13,285,308

Total Common Stocks ( Cost $44,028,593 )			48,931,539
SHORT-TERM INVESTMENTS - 3.5%
United States - 3.5%
State Street Institutional U.S. Government Money Market Fund		1,783,102	1,783,102

Total Short-Term Investments ( Cost $1,783,102 )			1,783,102

TOTAL INVESTMENTS - 100.1% ( Cost $45,811,695 )			50,714,641
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(30,965)

TOTAL NET ASSETS - 100.0%			$50,683,676

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Notes 1& 2).

ADR	American Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/14
Consumer Discretionary	11.1%
Consumer Staples	15.3%
Energy	10.3%
Financials	14.2%
Health Care	14.0%
Industrials	11.4%
Information Technology	9.4%
Materials	10.9%
Money Market Funds	3.5%
Net Other Assets and Liabilities	(0.1)%
100%

See accompanying Notes to Portfolios of Investments.
54

Madison Funds | July 31, 2014

Madison International Stock Fund Portfolio of Investments (unaudited)

1

	Shares	Value (Note 1)
COMMON STOCKS - 96.7%
Australia - 1.9%
Ansell Ltd. (A)	23,483	$412,516
Caltex Australia Ltd. (A)

		903,224
Austria - 0.9%
UNIQA Insurance Group AG (A)

Belgium - 2.6%
Anheuser-Busch InBev N.V. (A)	11,747	1,270,034

Brazil - 0.9%
Estacio Participacoes S.A.	35,400	439,233

Canada - 2.5%
MacDonald Dettwiler & Associates Ltd.
Rogers Communications Inc., Class B	17,300	675,594

		1,221,111
China - 1.1%
Anhui Conch Cement Co. Ltd., Class H (A)

Denmark - 0.9%
Carlsberg AS, Class B (A)	4,542	434,223

Finland - 1.9%
Sampo Oyj, Class A (A)	18,985	942,748

France - 7.3%
BNP Paribas S.A. (A)	12,436	820,106
Cap Gemini S.A. (A)	8,918	644,687
Sanofi (A)	13,024	1,366,474

Valeo S.A. (A)	5,726	683,242

3,514,509
Germany - 3.8%
Bayer AG (A)	10,211	1,352,301
Bayerische Motoren Werke AG (A)	3,931	470,031

1,822,332
Greece - 1.0%
Piraeus Bank S.A. * (A)	237,507	497,784

Ireland - 2.0%
James Hardie Industries PLC (A)	37,049	465,122
Ryanair Holdings PLC, ADR *	9,400	498,106

		963,228
Israel - 2.7%
Teva Pharmaceutical Industries Ltd., ADR

Italy - 3.1%
Atlantia SpA (A)	30,073	794,952
Eni SpA (A)	28,700	729,569

		1,524,521
Japan - 18.0%
AEON Financial Service Co. Ltd. (A)	13,200	302,404
Asics Corp. (A)
Daikin Industries Ltd. (A)	12,600	869,340
Daiwa House Industry Co. Ltd. (A)	42,000	854,782
Don Quijote Holdings Co. Ltd. (A)	15,300	833,900
Japan Tobacco Inc. (A)	28,600	997,892
KDDI Corp. (A)	17,800	1,025,253
LIXIL Group Corp. (A)	18,800	457,827
Makita Corp. (A)	7,700	453,486
Seven & I Holdings Co. Ltd. (A)	19,600	817,990
Sumitomo Mitsui Financial Group Inc. (A)	27,600	1,129,909
United Arrows Ltd. (A)	12,500	490,493

		8,706,190
Luxembourg - 0.6%
RTL Group S.A. (A)

Netherlands - 5.1%
Airbus Group N.V. (A)	11,106	642,261
Royal Dutch Shell PLC, Class A (A)	44,060	1,811,775

		2,454,036
Norway - 0.5%
Petroleum Geo-Services ASA (A)	29,319	248,196

Philippines - 1.7%
Alliance Global Group Inc. (A)		833,318

South Korea - 1.2%
Samsung Electronics Co. Ltd., GDR (A)

Spain - 3.4%
International Consolidated Airlines Group S.A. * (A)	122,018	676,357
Mediaset Espana Comunicacion S.A. * (A)	41,500	481,576
Red Electrica Corp. S.A. (A)	5,684	486,787

		1,644,720
Sweden - 3.5%
Assa Abloy AB, Class B (A)	13,215	647,568
Swedbank AB, Class A (A)	40,040	1,025,844

		1,673,412
Switzerland - 8.2%
GAM Holding AG * (A)	25,174	456,137
Glencore PLC (A)	153,070	929,598
Novartis AG (A)	23,307	2,034,454
Swatch Group AG/The (A)	1,052	563,156

		3,983,345
Thailand - 0.8%
Krung Thai Bank PCL	554,900	371,546

Turkey - 0.6%

KOC Holding AS (A)	52,226	272,132

United Kingdom - 20.5%
British American Tobacco PLC (A)	19,510	1,141,811
Direct Line Insurance Group PLC (A)	172,126	827,362
Informa PLC (A)	86,195	706,602
Ladbrokes PLC (A)	65,514	145,143
Lloyds Banking Group PLC * (A)	1,008,225	1,255,709
Prudential PLC (A)	59,119	1,361,330
Reed Elsevier PLC (A)	54,849	883,373
Rexam PLC (A)	113,293	958,119
Rolls-Royce Holdings PLC * (A)	53,395	930,213
Taylor Wimpey PLC (A)	373,819	696,704
Unilever PLC (A)	19,831	858,782
William Hill PLC (A)	27,546	163,189

		9,928,337

Total Common Stocks ( Cost $36,410,550 )		46,800,782
PREFERRED STOCK - 1.9%
Germany - 1.9%
Volkswagen AG (A)	3,866	903,146

Total Preferred Stocks ( Cost $1,023,558 )		903,146
SHORT-TERM INVESTMENTS - 1.4%
United States - 1.4%
State Street Institutional U.S. Government Money Market Fund	681,888	681,888

Total Short-Term Investments ( Cost $681,888 )		681,888

TOTAL INVESTMENTS - 100.0% ( Cost $38,115,996 )		48,385,816
NET OTHER ASSETS AND LIABILITIES - 0.0%		(10,836)

TOTAL NET ASSETS - 100.0%		$48,374,980

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Notes 1& 2).

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/14
Consumer Discretionary	17.0%
Consumer Staples	11.4%
Energy	6.8%
Financials	21.3%
Health Care	13.4%
Industrials	15.8%
Information Technology	2.5%
Materials	5.9%
Money Market Funds	1.4%
Telecommunication Services	3.5%
Utilities	1.0%
Net Other Assets and Liabilities	0.0%

100.0%

See accompanying Notes to Portfolios of Investments.

1

Madison Funds | July 31, 2014

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: Madison Funds (the "Trust" and each series of the Trust referred to individually as a "Fund" and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price).If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments. Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Total net assets are determined by adding the current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Because the assets of the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (collectively, the "Allocation Funds") consist primarily of shares of underlying funds, the NAV of each Fund is determined based on the NAVs of the underlying funds. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Pricing Committee (the “Committee”) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements

(i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).
All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of the Madison Asset Management, LLC (the "Investment Adviser"), do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an underlying fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.
A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.
2. Fair Value Measurements: Each Fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique).Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of July 31, 2014, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of July 31, 2014 in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	7/31/14
Conservative Allocation	$73,123,502	$0	$0	$73,123,502
Moderate Allocation	151,029,303	0	0	151,029,303
Aggressive Allocation	60,495,732	0	0	60,495,732
Cash Reserves[1]	942,363	20,472,322	0	21,414,685
Tax-Free Virginia
Municipal Bonds	0	22,877,243	0	22,877,243
Tax-Free National
Municipal Bonds	0	27,583,336	0	27,583,336
Government Bond
Mortgage Backed Securities	0	364,071	0	364,071
U.S. Government and Agency Obligations	0	3,582,315	0	3,582,315
Short-Term Investments	16,629	0	0	16,629
	16,629	3,946,386	0	3,963,015
High Quality Bond
Corporate Notes and Bonds	0	51,543,744	0	51,543,744
U.S. Government and Agency Obligations	0	66,364,089	0	66,364,089
Short-Term Investments	2,726,417	0	0	2,726,417
	2,726,417	117,907,833	0	120,634,250
Core Bond
Asset Backed Securities	0	7,496,968	0	7,496,968
Commercial Mortgage-Backed Securities	0	3,451,218	0	3,451,218
Corporate Notes and Bonds	0	63,197,183	0	63,197,183
Long Term Municipal Bonds	0	16,251,685	0	16,251,685
Mortgage Backed Securities	0	37,498,357	0	37,498,357
U.S. Government and Agency Obligations	0	64,120,473	0	64,120,473
Short-Term Investments	9,278,751	0	0	9,278,751
	9,278,751	192,015,884	0	201,294,635
Corporate Bond

Corporate Notes and Bonds	0	24,349,818	0	24,349,818
Long Term Municipal Bonds	0	1,786,212	0	1,786,212
Short-Term Investments	539,108	0	0	539,108
	539,108	26,136,030	0	26,675,138
High Income
Corporate Notes and Bonds	0	30,943,129	0	30,943,129
Short-Term Investments	1,658,239	0	0	1,658,239
	1,658,239	30,943,129	0	32,601,368
Diversified Income
Common Stocks	78,190,164	0	0	78,190,164
Asset Backed Securities	0	2,122,040	0	2,122,040
Commercial Mortgage-Backed Securities	0	355,441	0	355,441
Corporate Notes and Bonds	0	22,041,234	0	22,041,234
Long Term Municipal Bonds	0	339,402	0	339,402
Mortgage Backed Securities	0	9,318,876	0	9,318,876
U.S. Government and Agency Obligations	0	21,904,889	0	21,904,889
Short-Term Investments	6,106,534	0	0	6,106,534
	84,296,698	56,081,882	0	140,378,580
Covered Call and Equity Income
Assets:
Common Stocks	31,315,303	0	0	31,315,303
Exchange Traded Funds	2,471,166	0	0	2,471,166
Put Options Purchased	222,310	0	0	222,310
U.S. Government and Agency Obligations	0	1,999,972	0	1,999,972
Short-Term Investments	8,403,105	0	0	8,403,105
	42,411,884	1,999,972	0	44,411,856
Liabilities:
Options Written	1,012,012	0	0	1,012,012

Dividend Income
Common Stocks	20,480,755	0	0	20,480,755
Short-Term Investments	560,053	0	0	560,053
	21,040,808	0	0	21,040,808

Large Cap Value
Common Stocks	221,766,393	0	0	221,766,393
Short-Term Investments	9,025,861	0	0	9,025,861
	230,792,254	0	0	230,792,254
Investors
Common Stocks	188,236,546	0	0	188,236,546
Short-Term Investments	14,983,156	0	0	14,983,156
	203,219,702	0	0	203,219,702
Large Cap Growth
Common Stocks	150,230,251	0	0	150,230,251
Short-Term Investments	14,016,352	0	0	14,016,352
	164,246,603	0	0	164,246,603
Mid Cap
Common Stocks	270,041,173	0	0	270,041,173
Short-Term Investments	30,338,734	0	0	30,338,734
	300,379,907	0	0	300,379,907
Small Cap
Common Stocks	53,322,371	564,417	0	53,886,788
Short-Term Investments	1,799,210	0	0	1,799,210
	55,121,581	564,417	0	55,685,998

NorthRoad International
Common Stocks
Australia	1,281,966	0	0	1,281,966
Brazil	956,384	826,602	0	1,782,986
France	5,246,041	2,345,945	0	7,591,986
Germany	2,409,686	0	0	2,409,686
Ireland	804,439	0	0	804,439
Israel	1,023,401	0	0	1,023,401
Japan	3,317,330	2,192,578	0	5,509,908
Netherlands	2,620,296	0	0	2,620,296
Singapore	0	1,122,254	0	1,122,254
South Korea	0	1,232,594	0	1,232,594
Sweden	1,048,607	0	0	1,048,607
Switzerland	9,218,108	0	0	9,218,108
United Kingdom	11,240,093	2,045,215	0	13,285,308
Short-Term Investments	1,783,102	0	0	1,783,102
	40,949,453	9,765,188	0	50,714,641
International Stock
Common Stocks
Australia	0	903,224	0	903,224
Austria	0	448,825	0	448,825
Belgium	0	1,270,034	0	1,270,034
Brazil	0	439,233	0	439,233
Canada	0	1,221,111	0	1,221,111
China	0	519,144	0	519,144
Denmark	0	434,223	0	434,223
Finland	0	942,748	0	942,748
France	0	3,514,509	0	3,514,509
Germany	0	1,822,332	0	1,822,332
Greece	0	497,784	0	497,784
Ireland	498,106	465,122	0	963,228
Israel	1,305,400	0	0	1,305,400
Italy	0	1,524,521	0	1,524,521
Japan	0	8,706,190	0	8,706,190
Luxembourg	0	313,786	0	313,786
Netherlands	0	2,454,036	0	2,454,036
Norway	0	248,196	0	248,196
Philippines	0	833,318	0	833,318
South Korea	0	565,448	0	565,448
Spain	0	1,644,720	0	1,644,720
Sweden	0	1,673,412	0	1,673,412
Switzerland	0	3,983,345	0	3,983,345
Thailand	0	371,546	0	371,546
Turkey	0	272,132	0	272,132
United Kingdom	0	9,928,337	0	9,928,337
Preferred Stock	0	903,146	0	903,146
Short-Term Investments	681,888	0	0	681,888
	2,485,394	45,900,422	0	48,385,816

1 At July 31, 2014 all Level 2 securities held are Short-Term Investments. See respective Portfolio of Investments.
Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund’s financial position, results of operations and cash flows.
The following table presents the types of derivatives in the Covered Call & Equity Income Fund and their effect:

	Asset Derivatives		Liability Derivatives
	Fair Value		Fair Value
Derivatives not accounted for as hedging instruments		Derivatives not accounted for as hedging instruments
Equity Contracts	0	Options Written	$1,012,012

3. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Cash Reserves Fund, which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the fund values it. At July 31, 2014, investments in securities of the Core Bond, Corporate Bond, High Income and Diversified Income Funds included illiquid securities. The aggregate values of illiquid securities held by the Core Bond, Corporate Bond, High Income and Diversified Income Funds were $9,144,971, $1,565,417, $257,500 and $2,037,347, respectively, which represent 4.5%, 5.8%, 0.8% and 1.4% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at July 31, 2014, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Cost
Core Bond Fund
AARP, Inc.	5/16/02	$784,415
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	5/8/14	450,000
Apollo Management Holdings L.P.	5/27/14	997,259
ERAC USA Finance LLC	Various	1,419,368
First Data Corp.	6/20/14	590,936
Forest Laboratories Inc.	12/5/13	200,000
Glencore Funding LLC	4/22/14	822,439
Liberty Mutual Group Inc.	Various	1,230,758
Metropolitan Life Global Funding I	4/7/14	699,137
Nissan Motor Acceptance Corp.	9/19/13	499,530
Sirius XM Radio Inc.	5/1/14	525,000
Volvo Financial Equipment LLC, Series 2014-1A, Class A3	2/25/14	499,905
		$8,718,747

Corporate Bond Fund
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	5/8/14	$150,000
Apollo Management Holdings L.P.	5/27/14	249,315
Calumet Specialty Products Partners L.P . / Calumet Finance Corp.	3/26/14	100,000
ERAC USA Finance LLC	6/30/14	199,712
First Data Corp.	6/20/14	107,443
Forest Laboratories Inc.	12/5/13	50,000
Glencore Funding LLC	4/22/14	124,612
Liberty Mutual Group Inc.	6/13/13	99,423
Metropolitan Life Global Funding I	4/7/14	299,630
Nissan Motor Acceptance Corp.	9/19/13	49,953
Sirius XM Radio Inc.	5/1/14	125,000
		$1,555,088

High Income Fund
Brand Energy & Infrastracture Services Inc.	11/22/13	$250,000

Diversified Income Fund
AARP, Inc.	5/16/02	$784,415
ERAC USA Finance LLC	12/16/04	350,729
First Data Corp.	6/20/14	214,886
Glencore Funding LLC	4/22/14	264,177
Volvo Financial Equipment LLC, Series 2014-1A, Class A3	2/25/14	124,976
		$1,739,183

4. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
The Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund’s share price from falling below $1.00.
The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.
The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”).These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.
The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
The Allocation Funds are funds of funds, meaning that each invests primarily in the shares of other registered investment companies (the “Underlying Funds”), including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peer. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
In addition to the other risks described above and in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds®

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: October 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date: October 6, 2014

By: (signature)

Greg Hoppe, Principal Financial Officer

Date: October 6, 2014